UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2016. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (69.7%)
Consumer Discretionary (11.2%)
Automobiles (1.4%)
Fiat Chrysler Automobiles N.V.
Series FCAU
7.875%, 12/15/16	$290,000	$181,250
Tesla Motors, Inc.
1.500%, 6/1/18	40,000	62,925

		244,175

Household Durables (3.7%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	200,000	241,625
Jarden Corp.
1.875%, 9/15/18	180,000	304,200
Lennar Corp.
3.250%, 11/15/21§	66,000	119,171

		664,996

Internet & Catalog Retail (2.0%)
Priceline Group, Inc.
1.000%, 3/15/18	287,000	363,414

Media (3.0%)
Liberty Interactive LLC
0.750%, 3/30/43	175,000	264,469
1.000%, 9/30/43§	143,903	124,116
Liberty Media Corp.
1.375%, 10/15/23	90,000	84,937
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	55,300

		528,822

Specialty Retail (1.1%)
GNC Holdings, Inc.
1.500%, 8/15/20§	82,000	62,013
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	160,000	136,400

		198,413

Total Consumer Discretionary		1,999,820

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	58,425

Total Energy		58,425

Financials (4.5%)
Capital Markets (0.1%)
Walter Investment Management Corp.
4.500%, 11/1/19	30,000	16,950

Insurance (1.0%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	179,750

Real Estate Investment Trusts (REITs) (3.4%)
Colony Capital, Inc.
5.000%, 4/15/23	65,000	58,622
Colony Starwood Homes
4.500%, 10/15/17	100,000	99,125
3.000%, 7/1/19	55,000	51,288
iStar, Inc.
3.000%, 11/15/16	150,000	151,500
Starwood Property Trust, Inc.
3.750%, 10/15/17	200,000	195,750
4.000%, 1/15/19	50,000	50,000

		606,285

Total Financials		802,985

Health Care (18.7%)
Biotechnology (7.6%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	68,047
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	47,000	48,997
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	52,000	46,507
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	91,587
1.500%, 10/15/20	120,000	132,375
Cepheid
1.250%, 2/1/21	163,000	136,411
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	58,308
Emergent BioSolutions, Inc.
2.875%, 1/15/21	38,000	49,400
Gilead Sciences, Inc.
1.625%, 5/1/16	50,000	184,250
Immunomedics, Inc.
4.750%, 2/15/20§	35,000	23,888
Incyte Corp.
0.375%, 11/15/18	35,000	52,741
1.250%, 11/15/20	75,000	113,953
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	100,000	89,000
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22§	114,000	95,119
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	92,109
Novavax, Inc.
3.750%, 2/1/23(b)§	28,000	26,985
TESARO, Inc.
3.000%, 10/1/21	40,000	49,500

		1,359,177

Health Care Equipment & Supplies (2.1%)
HeartWare International, Inc.
1.750%, 12/15/21§	70,000	50,881
Hologic, Inc.
2.000%, 12/15/37(e)	55,000	81,503
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	115,000	137,713
NuVasive, Inc.
2.750%, 7/1/17	48,000	58,530
Wright Medical Group, Inc.
2.000%, 2/15/20§	58,000	54,919

		383,546

Health Care Providers & Services (2.6%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	55,000	52,972
HealthSouth Corp.
2.000%, 12/1/43	148,000	159,377
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	173,400
Trinity Biotech Investment Ltd.
4.000%, 4/1/45§	100,000	85,625

		471,374

Life Sciences Tools & Services (0.7%)
Illumina, Inc.
0.250%, 3/15/16	42,000	78,881
Sequenom, Inc.
5.000%, 1/1/18	60,000	45,788

		124,669

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (5.7%)
Depomed, Inc.
2.500%, 9/1/21	$55,000	$55,584
Horizon Pharma Investment Ltd.
2.500%, 3/15/22§	125,000	109,687
Innoviva, Inc.
2.125%, 1/15/23	136,000	93,330
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	122,025
Medicines Co.
1.375%, 6/1/17	76,000	101,745
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	54,000	131,524
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	272,000	399,670

		1,013,565

Total Health Care		3,352,331

Industrials (4.7%)
Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	33,000	25,451
Echo Global Logistics, Inc.
2.500%, 5/1/20	73,000	62,962
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	86,438

		174,851

Airlines (1.5%)
AirTran Holdings, Inc.
5.250%, 11/1/16	100,000	267,875

Construction & Engineering (0.2%)
Dycom Industries, Inc.
0.750%, 9/15/21§	34,000	33,299

Machinery (1.0%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	90,000	93,881
Trinity Industries, Inc.
3.875%, 6/1/36	80,000	90,000

		183,881

Professional Services (0.7%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	130,000	122,687

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	65,363

Total Industrials		847,956

Information Technology (30.3%)
Communications Equipment (2.9%)
CalAmp Corp.
1.625%, 5/15/20§	60,000	54,637
Ciena Corp.
3.750%, 10/15/18§	150,000	170,719
4.000%, 12/15/20	140,000	168,087
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	60,000	87,113
Viavi Solutions, Inc.
0.625%, 8/15/33	50,000	46,188

		526,744

Electronic Equipment, Instruments & Components (0.7%)
TTM Technologies, Inc.
1.750%, 12/15/20	92,000	74,118
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	46,156

		120,274

Internet Software & Services (5.1%)
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	143,906
LinkedIn Corp.
0.500%, 11/1/19	150,000	151,969
Pandora Media, Inc.
1.750%, 12/1/20§	110,000	97,900
Twitter, Inc.
0.250%, 9/15/19	125,000	106,875
VeriSign, Inc.
4.297%, 8/15/37	100,000	221,688
Yahoo!, Inc.
(Zero Coupon), 12/1/18	190,000	183,231

		905,569

IT Services (0.3%)
Cardtronics, Inc.
1.000%, 12/1/20	60,000	53,850

Semiconductors & Semiconductor Equipment (11.0%)
Inphi Corp.
1.125%, 12/1/20§	28,000	27,037
Microchip Technology, Inc.
1.625%, 2/15/25§	125,000	120,156
2.125%, 12/15/37	95,000	174,325
Micron Technology, Inc.
2.375%, 5/1/32	90,000	119,250
3.000%, 11/15/43	400,000	280,750
Novellus Systems, Inc.
2.625%, 5/15/41	180,000	384,075
NXP Semiconductors N.V.
1.000%, 12/1/19	155,000	163,331
ON Semiconductor Corp.
1.000%, 12/1/20§	120,000	105,900
2.625%, 12/15/26	215,000	229,916
Spansion LLC
2.000%, 9/1/20	56,000	85,750
SunEdison, Inc.
2.000%, 10/1/18	14,000	3,990
0.250%, 1/15/20§	82,000	16,656
2.750%, 1/1/21	60,000	18,300
Xilinx, Inc.
2.625%, 6/15/17	135,000	233,719

		1,963,155

Software (8.3%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	158,063
Electronic Arts, Inc.
0.750%, 7/15/16	40,000	80,975
FireEye, Inc.
1.000%, 6/1/35§	148,000	121,360
1.625%, 6/1/35§	35,000	26,709
Nuance Communications, Inc.
1.000%, 12/15/35§	85,000	76,553
Proofpoint, Inc.
1.250%, 12/15/18	26,000	36,497
0.750%, 6/15/20§	30,000	28,069
PROS Holdings, Inc.
2.000%, 12/1/19§	80,000	62,500
Rovi Corp.
0.500%, 3/1/20§	60,000	55,650
salesforce.com, Inc.
0.250%, 4/1/18	299,000	354,315
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	75,381

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Synchronoss Technologies, Inc.
0.750%, 8/15/19	$95,000	$90,309
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	117,000	212,648
Verint Systems, Inc.
1.500%, 6/1/21	114,000	104,025

		1,483,054

Technology Hardware, Storage & Peripherals (2.0%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	65,406
SanDisk Corp.
1.500%, 8/15/17	201,000	302,254

		367,660

Total Information Technology		5,420,306

Total Convertible Bonds		12,481,823

Total Long-Term Debt Securities (69.7%) (Cost $14,450,534)		12,481,823

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.9%)
Food Products (1.9%)
Bunge Ltd.
4.875%	547	48,473
Tyson Foods, Inc.
4.750%	4,780	286,991

Total Consumer Staples		335,464

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Kinder Morgan, Inc.
9.750%	1,100	47,465
Southwestern Energy Co.
6.250%	790	16,116

Total Energy		63,581

Financials (12.0%)
Banks (9.1%)
Bank of America Corp.
7.250%	250	274,270
Huntington Bancshares, Inc.
8.500%	339	467,820
KeyCorp
7.750%	1,350	175,500
Wells Fargo & Co.
7.500%	610	714,920

		1,632,510

Real Estate Investment Trusts (REITs) (2.9%)
Crown Castle International Corp.
4.500%	2,500	264,975
Welltower, Inc.
6.500%	1,779	100,976
Weyerhaeuser Co.
6.375%	3,470	159,030

		524,981

Total Financials		2,157,491

Health Care (5.8%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.
3.000%	500	128,600

Health Care Providers & Services (1.7%)
Anthem, Inc.
5.250%	6,880	303,339

Pharmaceuticals (3.4%)
Allergan plc
5.500%	639	605,958

Total Health Care		1,037,897

Industrials (0.9%)
Commercial Services & Supplies (0.2%)
Stericycle, Inc.
5.250%	385	35,008

Machinery (0.7%)
Stanley Black & Decker, Inc.
6.250%	1,237	131,221

Total Industrials		166,229

Materials (0.7%)
Metals & Mining (0.7%)
Alcoa, Inc.
5.375%	4,821	127,033

Total Materials		127,033

Telecommunication Services (2.3%)
Diversified Telecommunication Services (0.9%)
Frontier Communications Corp.
11.125%	1,757	157,041

Wireless Telecommunication Services (1.4%)
T-Mobile U.S., Inc.
5.500%	3,677	253,786

Total Telecommunication Services		410,827

Utilities (0.4%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
5.799%	1,400	79,660

Total Utilities		79,660

Total Convertible Preferred Stocks (24.4%) (Cost $4,620,987)		4,378,182

COMMON STOCK:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Ferrari N.V.*	1	28

Total Common Stocks (0.0%) (Cost $26)		28

Total Investments (94.1%) (Cost $19,071,547)		16,860,033
Other Assets Less Liabilities (5.9%)		1,055,596

Net Assets (100%)		$17,915,629

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2016, the market value of these securities amounted to $1,932,456 or 10.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28	$–	$—	$28
Convertible Bonds
Consumer Discretionary	181,250	1,818,570	—	1,999,820
Energy	—	58,425	—	58,425
Financials	—	802,985	—	802,985
Health Care	—	3,352,331	—	3,352,331
Industrials	—	847,956	—	847,956
Information Technology	—	5,420,306	—	5,420,306
Convertible Preferred Stocks
Consumer Staples	335,464	—	—	335,464
Energy	63,581	—	—	63,581
Financials	1,981,991	175,500	—	2,157,491
Health Care	1,037,897	—	—	1,037,897
Industrials	166,229	—	—	166,229
Materials	127,033	—	—	127,033
Telecommunication Services	410,827	—	—	410,827
Utilities	79,660	—	—	79,660

Total Assets	$4,383,960	$12,476,073	$—	$16,860,033

Total Liabilities	$—	$—	$—	$—

Total	$4,383,960	$12,476,073	$—	$16,860,033

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,493
Aggregate gross unrealized depreciation	(2,478,950)

Net unrealized depreciation	$(2,235,457)

Federal income tax cost of investments	$19,095,490

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (3.8%)
Brembo S.p.A.	1,000	$40,975
Dana Holding Corp.	4,000	47,560
Federal-Mogul Holdings Corp.*	14,000	66,780
Superior Industries International, Inc.	1,000	18,410

		173,725

Hotels, Restaurants & Leisure (1.6%)
Cheesecake Factory, Inc.	1,500	72,450

Household Durables (1.7%)
Hunter Douglas N.V.	2,000	80,128

Media (6.9%)
Cablevision Systems Corp. - New York Group, Class A	4,000	127,640
Clear Channel Outdoor Holdings, Inc., Class A	4,000	20,200
EW Scripps Co., Class A	3,300	62,634
Interpublic Group of Cos., Inc.	1,500	33,660
Madison Square Garden Co., Class A*	100	15,408
Meredith Corp.	800	33,848
MSG Networks, Inc., Class A*	300	5,247
Salem Media Group, Inc.	5,008	19,481

		318,118

Multiline Retail (0.3%)
J.C. Penney Co., Inc.*	2,000	14,520

Specialty Retail (5.4%)
Aaron’s, Inc.	1,200	27,456
CST Brands, Inc.	3,000	116,220
Pep Boys-Manny, Moe & Jack*	5,500	101,695

		245,371

Total Consumer Discretionary		904,312

Consumer Staples (8.9%)
Beverages (1.7%)
Cott Corp.	3,000	30,810
Davide Campari-Milano S.p.A.	2,000	17,560
Remy Cointreau S.A.	400	28,729

		77,099

Food & Staples Retailing (0.5%)
Ingles Markets, Inc., Class A	600	23,016

Food Products (4.6%)
Keurig Green Mountain, Inc.	1,200	107,100
Maple Leaf Foods, Inc.	2,600	42,353
Snyder’s-Lance, Inc.	2,000	63,140

		212,593

Household Products (0.1%)
Energizer Holdings, Inc.	200	6,408

Personal Products (2.0%)
Avon Products, Inc.	5,000	16,950
Edgewell Personal Care Co.	1,000	74,010

		90,960

Total Consumer Staples		410,076

Energy (0.7%)
Energy Equipment & Services (0.7%)
Cameron International Corp.*	500	32,830

Total Energy		32,830

Financials (11.7%)
Banks (1.9%)
FCB Financial Holdings, Inc., Class A*	1,000	33,620
Flushing Financial Corp.	2,400	52,800

		86,420

Capital Markets (1.4%)
Cohen & Steers, Inc.	1,400	42,308
Janus Capital Group, Inc.	1,500	18,885

		61,193

Insurance (7.1%)
National Interstate Corp.	2,000	49,060
PartnerReinsurance Ltd.	800	112,320
StanCorp Financial Group, Inc.	1,300	149,058
W. R. Berkley Corp.	300	15,045

		325,483

Real Estate Investment Trusts (REITs) (1.3%)
Ryman Hospitality Properties, Inc. (REIT)	1,300	61,035

Total Financials		534,131

Health Care (1.5%)
Biotechnology (0.9%)
Ocata Therapeutics, Inc.*	5,000	42,200

Health Care Providers & Services (0.6%)
BioScrip, Inc.*	1,500	2,685
Patterson Cos., Inc.	600	25,476

		28,161

Total Health Care		70,361

Industrials (22.5%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.	1,400	56,630
Textron, Inc.	1,000	34,220

		90,850

Building Products (0.8%)
A.O. Smith Corp.	500	34,925

Commercial Services & Supplies (1.3%)
Brink’s Co.	2,000	58,800

Construction & Engineering (0.2%)
Layne Christensen Co.*	2,000	10,240

Machinery (13.3%)
Eastern Co.	2,000	33,220
EnPro Industries, Inc.	2,200	97,834
Federal Signal Corp.	2,500	36,975
Graco, Inc.	1,600	116,288
ITT Corp.	800	25,960
Mueller Industries, Inc.	4,400	111,980
Mueller Water Products, Inc., Class A	3,500	28,735
Navistar International Corp.*	10,000	72,700
Twin Disc, Inc.	3,000	34,320
Xylem, Inc.	1,500	53,925

		611,937

Road & Rail (1.8%)
Hertz Global Holdings, Inc.*	9,000	81,720

Trading Companies & Distributors (3.1%)
GATX Corp.	1,500	61,470

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kaman Corp.	2,000	$79,680

		141,150

Total Industrials		1,029,622

Information Technology (3.4%)
Communications Equipment (0.4%)
EchoStar Corp., Class A*	500	17,565

Internet Software & Services (2.1%)
Gogo, Inc.*	3,500	50,925
Internap Corp.*	12,000	46,320

		97,245

Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc.*	600	5,712

Technology Hardware, Storage & Peripherals (0.8%)
Diebold, Inc.	1,200	33,264

Total Information Technology		153,786

Materials (9.9%)
Chemicals (7.6%)
Ashland, Inc.	800	75,808
Chemtura Corp.*	2,200	57,728
Chr Hansen Holding A/S	1,200	73,419
Hawkins, Inc.	1,400	52,458
International Flavors & Fragrances, Inc.	300	35,088
Tredegar Corp.	4,000	52,520

		347,021

Containers & Packaging (0.9%)
Myers Industries, Inc.	3,500	39,865

Metals & Mining (1.4%)
Ampco-Pittsburgh Corp.	3,600	37,512
Freeport-McMoRan, Inc.	6,000	27,600

		65,112

Total Materials		451,998

Telecommunication Services (4.0%)
Diversified Telecommunication Services (0.9%)
Cable & Wireless Communications plc	40,000	39,432

Wireless Telecommunication Services (3.1%)
Millicom International Cellular S.A.	1,400	61,558
Millicom International Cellular S.A. (SDR)	1,400	61,661
U.S. Cellular Corp.*	500	18,820

		142,039

Total Telecommunication Services		181,471

Utilities (3.9%)
Electric Utilities (1.2%)
El Paso Electric Co.	200	8,186
Hawaiian Electric Industries, Inc.	1,500	44,880

		53,066

Gas Utilities (2.7%)
National Fuel Gas Co.	1,200	54,396
Piedmont Natural Gas Co., Inc.	1,200	71,088

		125,484

Total Utilities		178,550

Total Common Stocks (86.2%) (Cost $4,439,208)		3,947,137

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc.
0.000%*†	4	227

Total Convertible Preferred Stock (0.0%) (Cost $400)		227

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*†	22	12

Total Health Care		12

Total Warrants (0.0%) (Cost $—)		12

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (9.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	453,565	453,565

Total Short-Term Investment (9.9%) (Cost $453,565)		453,565

Total Investments (96.1%) (Cost $4,893,173)		4,400,941
Other Assets Less Liabilities (3.9%)		179,558

Net Assets (100%)		$4,580,499

*	Non-income producing.

†	Securities (totaling $239 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$783,209	$121,103	$—	$904,312
Consumer Staples	363,787	46,289	—	410,076
Energy	32,830	—	—	32,830
Financials	534,131	—	—	534,131
Health Care	70,361	—	—	70,361
Industrials	1,029,622	—	—	1,029,622
Information Technology	148,074	5,712	—	153,786
Materials	378,579	73,419	—	451,998
Telecommunication Services	80,378	101,093	—	181,471
Utilities	178,550	—	—	178,550
Convertible Preferred Stocks
Health Care	—	—	227	227
Short-Term Investments	453,565	—	—	453,565
Warrants
Health Care	—	—	12	12

Total Assets	$4,053,086	$347,616	$239	$4,400,941

Total Liabilities	$—	$—	$—	$—

Total	$4,053,086	$347,616	$239	$4,400,941

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,062
Aggregate gross unrealized depreciation	(670,127)

Net unrealized depreciation	$(500,065)

Federal income tax cost of investments	$4,901,006

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.6%)
Embraer S.A. (ADR)	5,592	$160,938

Canada (0.4%)
Suncor Energy, Inc.	4,000	94,739

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	840	13,793

China (1.5%)
China Life Insurance Co., Ltd., Class H	25,000	60,091
CRRC Corp., Ltd., Class H	69,000	64,655
JD.com, Inc. (ADR)*	5,707	148,553
Sinopharm Group Co., Ltd., Class H	19,600	68,586
Weichai Power Co., Ltd., Class H	44,000	42,357

		384,242

Denmark (0.2%)
FLSmidth & Co. A/S	1,142	39,986

France (7.0%)
Airbus Group SE	4,890	307,571
BNP Paribas S.A.	4,380	208,172
Cie de Saint-Gobain	3,350	139,000
Cie Generale des Etablissements Michelin	1,440	132,436
Kering	1,020	172,761
LVMH Moet Hennessy Louis Vuitton SE	1,660	267,598
Sanofi S.A.	1,800	151,143
Societe Generale S.A.	2,890	110,576
Technip S.A.	3,920	183,870
Total S.A.	3,100	137,930

		1,811,057

Germany (7.1%)
Allianz SE (Registered)	1,470	237,258
Bayer AG (Registered)	2,753	308,823
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,200	220,268
Deutsche Bank AG (Registered)	5,197	91,931
Deutsche Lufthansa AG (Registered)*	6,440	94,099
HeidelbergCement AG	1,040	76,324
Linde AG	785	106,045
Merck KGaA	860	74,745
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	490	93,860
SAP SE	4,644	368,444
Siemens AG (Registered)	1,622	155,272

		1,827,069

Hong Kong (1.4%)
Cheung Kong Property Holdings Ltd.	7,000	37,985
China Mobile Ltd.	6,500	70,886
CK Hutchison Holdings Ltd.	5,000	62,172
Haier Electronics Group Co., Ltd.	48,000	83,957
Swire Pacific Ltd., Class A	5,000	48,458
Swire Properties Ltd.	23,000	59,601

		363,059

India (0.6%)
ICICI Bank Ltd. (ADR)	22,630	150,489

Ireland (1.0%)
CRH plc	7,350	196,115
Shire plc	1,340	75,161

		271,276

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. (ADR)	3,898	239,649

Italy (1.7%)
Banca Monte dei Paschi di Siena S.p.A.*	37,897	27,435
Brunello Cucinelli S.p.A.	2,418	40,529
Eni S.p.A.	6,531	95,028
Intesa Sanpaolo S.p.A.	23,042	65,674
Prysmian S.p.A.	2,725	56,185
Tod’s S.p.A.	790	62,301
UniCredit S.p.A.	21,348	83,022

		430,174

Japan (9.1%)
Dai-ichi Life Insurance Co., Ltd.	12,100	167,101
FANUC Corp.	600	80,107
KDDI Corp.	8,600	217,428
Keyence Corp.	400	188,219
Konica Minolta, Inc.	9,900	83,172
Kyocera Corp.	3,400	136,671
Murata Manufacturing Co., Ltd.	2,400	277,346
Nidec Corp.	3,000	204,449
Nintendo Co., Ltd.	200	28,169
Nissan Motor Co., Ltd.	24,200	240,021
Nomura Holdings, Inc.	11,900	65,038
SoftBank Group Corp.	2,000	88,508
Sumitomo Mitsui Financial Group, Inc.	4,100	137,689
Suntory Beverage & Food Ltd.	3,800	176,058
Suzuki Motor Corp.	2,400	73,673
Toshiba Corp.*	25,000	41,869
Toyota Motor Corp.	2,500	150,982

		2,356,500

Mexico (0.3%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	850	80,597

Netherlands (2.7%)
Akzo Nobel N.V.	2,070	132,875
ING Groep N.V. (CVA)	14,640	168,993
NN Group N.V.	2,340	79,301
QIAGEN N.V.*	3,350	76,386
Royal Dutch Shell plc, Class B	5,990	130,981
SBM Offshore N.V.*	7,690	101,659

		690,195

Norway (0.4%)
Statoil ASA	3,360	46,667
Telenor ASA	3,510	57,114

		103,781

Portugal (0.3%)
Galp Energia SGPS S.A.	7,340	87,486

Russia (0.2%)
MMC Norilsk Nickel PJSC (ADR)	5,624	64,845

Singapore (0.6%)
DBS Group Holdings Ltd.	6,200	61,756
Singapore Telecommunications Ltd.	40,500	100,704

		162,460

South Korea (1.8%)
Hana Financial Group, Inc.	2,186	39,405
Hyundai Mobis Co., Ltd.*	430	93,243
KB Financial Group, Inc. (ADR)	2,090	52,584
POSCO (ADR)	1,327	49,219
Samsung Electronics Co., Ltd. (GDR)	460	218,353

		452,804

Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	15,837	102,441
Industria de Diseno Textil S.A.	7,949	260,803
Repsol S.A.	6,455	67,226

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonica S.A.	11,692	$124,153

		554,623

Sweden (2.1%)
Assa Abloy AB, Class B	11,670	246,970
Getinge AB, Class B	4,750	105,125
Telefonaktiebolaget LM Ericsson, Class B	21,412	188,798

		540,893

Switzerland (5.4%)
Chubb Ltd.	1,080	122,116
Credit Suisse Group AG (Registered)*	16,051	283,350
Glencore plc*	64,340	83,247
Nestle S.A. (Registered)	1,973	145,324
Novartis AG (Registered)	1,020	79,118
Roche Holding AG	1,228	319,477
Swiss Reinsurance AG	1,270	117,956
UBS Group AG (Registered)	14,236	235,048

		1,385,636

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,009	67,251

Thailand (0.3%)
Bangkok Bank PCL (NVDR)	17,300	74,508

United Kingdom (9.0%)
Aviva plc	19,360	133,703
BAE Systems plc	11,720	86,501
Barclays plc	45,820	122,375
BG Group plc	7,040	106,720
BP plc	35,064	189,986
Circassia Pharmaceuticals plc*	24,240	100,707
Earthport plc*	61,430	25,005
GlaxoSmithKline plc	8,940	184,169
HSBC Holdings plc	20,000	141,535
Kingfisher plc	27,220	127,392
Lloyds Banking Group plc	90,570	84,956
Noble Corp. plc	8,460	65,904
Prudential plc	11,180	219,758
Sky plc	7,810	121,043
Standard Chartered plc	12,124	82,147
Tesco plc*	46,470	115,106
Unilever plc	6,010	264,511
Vodafone Group plc	50,380	161,160

		2,332,678

United States (40.5%)
3M Co.	1,340	202,340
ACADIA Pharmaceuticals, Inc.*	3,260	67,449
Adobe Systems, Inc.*	2,900	258,477
Aetna, Inc.	3,240	329,962
Allergan plc*	910	258,831
Alphabet, Inc., Class A*	620	472,037
Alphabet, Inc., Class C*	430	319,469
American Express Co.	950	50,825
American International Group, Inc.	1,680	94,886
Amgen, Inc.	1,380	210,767
Anthem, Inc.	1,740	227,053
Applied Materials, Inc.	6,950	122,668
Baker Hughes, Inc.	3,480	151,415
Best Buy Co., Inc.	2,230	62,284
Biogen, Inc.*	500	136,530
BioMarin Pharmaceutical, Inc.*	1,120	82,902
Bluebird Bio, Inc.*	1,020	42,187
Capital One Financial Corp.	2,120	139,114
Celldex Therapeutics, Inc.*	6,890	57,187
Chesapeake Energy Corp.	4,170	14,136
Chevron Corp.	1,520	131,434
Cigna Corp.	260	34,736
Cisco Systems, Inc.	4,660	110,861
Citigroup, Inc.	9,340	397,697
Clovis Oncology, Inc.*	950	19,874
Colgate-Palmolive Co.	4,660	314,690
Comcast Corp., Class A	3,570	198,885
CVS Health Corp.	1,810	174,828
eBay, Inc.*	5,030	118,004
Eli Lilly & Co.	1,040	82,264
Emerson Electric Co.	2,010	92,420
Facebook, Inc., Class A*	2,500	280,525
FedEx Corp.	430	57,138
FNF Group	3,160	102,321
Foot Locker, Inc.	1,630	110,123
General Motors Co.	2,990	88,624
Gilead Sciences, Inc.	4,190	347,770
Goldman Sachs Group, Inc.	1,180	190,641
Halliburton Co.	4,700	149,413
Hewlett Packard Enterprise Co.	2,190	30,134
HP, Inc.	2,190	21,265
Humana, Inc.	80	13,023
International Game Technology plc (Italian Stock Exchange)	20	290
International Game Technology plc (New York Stock Exchange)	4,300	62,221
Intuit, Inc.	2,740	261,697
Ionis Pharmaceuticals, Inc.*	1,120	43,602
JPMorgan Chase & Co.	3,080	183,260
Knowles Corp.*	6,340	86,224
LyondellBasell Industries N.V., Class A	810	63,156
MacroGenics, Inc.*	2,240	45,091
Macy’s, Inc.	1,330	53,745
Maxim Integrated Products, Inc.	7,530	251,502
McDonald’s Corp.	790	97,786
McGraw Hill Financial, Inc.	3,870	329,027
Merck & Co., Inc.	1,330	67,391
Microsoft Corp.	6,410	353,127
Morgan Stanley	1,920	49,690
News Corp., Class A	5,130	66,536
Oracle Corp.	2,610	94,769
PayPal Holdings, Inc.*	5,620	203,107
Pfizer, Inc.	4,260	129,887
Rockwell Collins, Inc.	860	69,557
Sage Therapeutics, Inc.*	460	15,447
St. Jude Medical, Inc.	1,440	76,118
Stanley Black & Decker, Inc.	900	84,906
SunEdison, Inc.*	26,920	84,260
SunTrust Banks, Inc.	2,920	106,814
Tiffany & Co.	2,160	137,894
Twenty-First Century Fox, Inc., Class A	3,470	93,586
Twitter, Inc.*	1,900	31,920
United Parcel Service, Inc., Class B	2,900	270,280
Vertex Pharmaceuticals, Inc.*	550	49,913
Walgreens Boots Alliance, Inc.	2,130	169,804
Walt Disney Co.	3,210	307,582
Zimmer Biomet Holdings, Inc.	1,500	148,890

		10,456,268

Total Investments (97.6%) (Cost $29,241,186)		25,196,996
Other Assets Less Liabilities (2.4%)		619,136

Net Assets (100%)		$25,816,132

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets	Market Value	% of Net Assets
Consumer Discretionary	$3,475,116	13.5%
Consumer Staples	1,440,918	5.6
Energy	1,754,594	6.8
Financials	5,410,587	20.9
Health Care	4,283,756	16.6
Industrials	2,558,772	9.9
Information Technology	4,681,474	18.1
Materials	771,826	3.0
Telecommunication Services	819,953	3.2
Cash and Other	619,136	2.4

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,428,109	$2,047,007	$—	$3,475,116
Consumer Staples	739,919	700,999	—	1,440,918
Energy	607,041	1,147,553	—	1,754,594
Financials	1,969,464	3,441,123	—	5,410,587
Health Care	2,740,316	1,543,440	—	4,283,756
Industrials	937,579	1,621,193	—	2,558,772
Information Technology	3,167,297	1,514,177	—	4,681,474
Materials	177,220	594,606	—	771,826
Telecommunication Services	—	819,953	—	819,953

Total Assets	$11,766,945	$13,430,051	$—	$25,196,996

Total Liabilities	$—	$—	$—	$—

Total	$11,766,945	$13,430,051	$—	$25,196,996

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,849
Aggregate gross unrealized depreciation	(4,717,904)

Net unrealized depreciation	$(4,066,055)

Federal income tax cost of investments	$29,263,051

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (97.1%)
Consumer Discretionary (14.2%)
Auto Components (0.8%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$200,000	$205,500

Distributors (0.3%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	110,000	90,200

Hotels, Restaurants & Leisure (5.2%)
Eldorado Resorts, Inc.
7.000%, 8/1/23§	87,000	85,912
LTF Merger Sub, Inc.
8.500%, 6/15/23§	107,000	100,580
MGM Resorts International
11.375%, 3/1/18	235,000	269,075
NCL Corp., Ltd.
5.250%, 11/15/19§	90,000	91,125
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	85,000	88,511
6.375%, 8/1/21	225,000	238,500
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	90,000	92,475
7.500%, 10/15/27	80,000	89,200
Viking Cruises Ltd.
8.500%, 10/15/22§	225,000	209,250
6.250%, 5/15/25§	66,000	54,780

		1,319,408

Household Durables (0.9%)
American Greetings Corp.
7.375%, 12/1/21	52,000	52,650
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	90,000	91,350
Mattamy Group Corp.
6.500%, 11/15/20§	82,000	74,825

		218,825

Media (6.3%)
Acosta, Inc.
7.750%, 10/1/22§	120,000	99,000
Altice Luxembourg S.A.
7.750%, 5/15/22§	200,000	188,000
Cablevision Systems Corp.
7.750%, 4/15/18	85,000	86,275
CCOH Safari LLC
5.750%, 2/15/26§	194,000	192,914
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	125,000	112,500
CSC Holdings LLC
5.250%, 6/1/24	104,000	91,780
DISH DBS Corp.
5.875%, 11/15/24	120,000	106,956
Gray Television, Inc.
7.500%, 10/1/20	85,000	87,762
Lamar Media Corp.
5.750%, 2/1/26(b)§	23,000	23,690
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	107,000	113,687
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	281,000	275,380
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	95,000	95,713
6.125%, 2/15/22§	21,000	20,160
Sirius XM Radio, Inc.
5.375%, 4/15/25§	100,000	100,500

		1,594,317

Multiline Retail (0.2%)
99 Cents Only Stores LLC
11.000%, 12/15/19	140,000	46,200

Specialty Retail (0.5%)
L Brands, Inc.
6.875%, 11/1/35§	122,000	126,270

Total Consumer Discretionary		3,600,720

Consumer Staples (4.5%)
Beverages (1.3%)
Constellation Brands, Inc.
4.750%, 12/1/25	42,000	43,365
DS Services of America, Inc.
10.000%, 9/1/21§	113,000	127,125
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	162,000	166,050

		336,540

Food & Staples Retailing (1.8%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	201,000	132,660
Rite Aid Corp.
9.250%, 3/15/20	100,000	105,437
6.125%, 4/1/23§	100,000	105,500
U.S. Foods, Inc.
8.500%, 6/30/19	115,000	114,713

		458,310

Food Products (1.4%)
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	140,000	131,950
5.750%, 6/15/25§	154,000	118,387
Post Holdings, Inc.
7.750%, 3/15/24§	94,000	100,110

		350,447

Total Consumer Staples		1,145,297

Energy (9.5%)
Oil, Gas & Consumable Fuels (9.5%)
American Energy - Woodford LLC/AEW Finance Corp.
12.000%, 12/30/20 PIK§	66,906	9,367
Antero Resources Corp.
5.625%, 6/1/23§	132,000	110,220
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	134,832	11,461
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	136,000	101,660
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	155,000	116,250
7.750%, 4/15/23§	90,000	65,700
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	85,000	59,398
Concho Resources, Inc.
7.000%, 1/15/21	120,000	117,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	135,000	82,350

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 4/1/23§	$109,000	$66,217
CrownRock LP/CrownRock Finance, Inc.
7.750%, 2/15/23§	30,000	26,700
Diamondback Energy, Inc.
7.625%, 10/1/21	45,000	44,887
Eclipse Resources Corp.
8.875%, 7/15/23§	110,000	33,550
Endeavor Energy Resources LP/EER Finance, Inc.
8.125%, 9/15/23§	34,000	29,665
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	31,000	13,175
6.375%, 6/15/23	155,000	54,250
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	180,000	137,250
6.750%, 8/1/22	40,000	32,800
6.000%, 5/15/23	69,000	51,750
5.625%, 6/15/24	125,000	90,000
Oasis Petroleum, Inc.
6.875%, 3/15/22	115,000	66,987
ONEOK, Inc.
7.500%, 9/1/23	138,000	113,505
Parsley Energy LLC/Parsley Finance Corp.
7.500%, 2/15/22§	50,000	48,000
PBF Holding Co. LLC/PBF Finance Corp.
7.000%, 11/15/23§	112,000	102,200
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23	139,000	117,108
Rice Energy, Inc.
7.250%, 5/1/23	65,000	49,888
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	120,000	69,600
5.625%, 11/15/23	94,000	51,465
RSP Permian, Inc.
6.625%, 10/1/22§	31,000	27,668
Sanchez Energy Corp.
7.750%, 6/15/21	90,000	38,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	95,000	70,300
5.500%, 8/15/22	120,000	75,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%, 3/15/24§	117,000	96,525
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	171,000	155,610
Whiting Petroleum Corp.
5.750%, 3/15/21	90,000	57,150

Total Energy		2,393,506

Financials (11.6%)
Banks (0.2%)
Creditcorp.
12.000%, 7/15/18§	113,000	64,410

Consumer Finance (2.1%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21	170,000	166,600
4.625%, 7/1/22	150,000	145,875
Ally Financial, Inc.
4.625%, 5/19/22	92,000	92,000
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	14,300
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	163,000	117,360

		536,135

Diversified Financial Services (5.9%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	375,000	168,750
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	175,000	170,187
DFC Finance Corp.
10.500%, 6/15/20§	274,000	170,222
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	202,000
MSCI, Inc.
5.750%, 8/15/25§	80,000	84,600
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	105,000	106,050
Opal Acquisition, Inc.
8.875%, 12/15/21§	155,000	123,225
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	155,000	74,788
Speedy Group Holdings Corp.
12.000%, 11/15/17§	230,000	112,700
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	266,935

		1,479,457

Insurance (1.4%)
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	153,000	130,050
HUB International Ltd.
7.875%, 10/1/21§	251,000	220,253

		350,303

Real Estate Investment Trusts (REITs) (0.9%)
Equinix, Inc.
5.750%, 1/1/25	100,000	103,060
5.875%, 1/15/26	110,000	113,850

		216,910

Real Estate Management & Development (1.1%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	70,000	70,000
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	100,000	102,000
Howard Hughes Corp.
6.875%, 10/1/21§	104,000	104,000

		276,000

Total Financials		2,923,215

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (8.8%)
Health Care Equipment & Supplies (0.9%)
Greatbatch Ltd.
9.125%, 11/1/23§	$90,000	$88,425
Immucor, Inc.
11.125%, 8/15/19	185,000	151,700

		240,125

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	84,000	79,170
Centene Escrow Corp.
6.125%, 2/15/24(b)§	98,000	100,450
CHS/Community Health Systems, Inc.
8.000%, 11/15/19	80,000	79,600
HCA, Inc.
7.690%, 6/15/25	41,000	43,870
5.875%, 2/15/26	154,000	157,080
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	80,000	74,600
LifePoint Health, Inc.
6.625%, 10/1/20	95,000	98,325
Team Health, Inc.
7.250%, 12/15/23§	85,000	88,825
Tenet Healthcare Corp.
8.000%, 8/1/20	46,000	46,115
8.125%, 4/1/22	80,000	80,200

		848,235

Life Sciences Tools & Services (0.1%)
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	31,000	29,645

Pharmaceuticals (4.4%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	295,000	289,483
Concordia Healthcare Corp.
9.500%, 10/21/22§	25,000	24,453
7.000%, 4/15/23§	120,000	104,700
DPx Holdings B.V.
7.500%, 2/1/22§	121,000	114,043
Endo Finance LLC/Endo Finco, Inc.
7.750%, 1/15/22§	50,000	52,190
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	186,000	163,680
Valeant Pharmaceuticals International, Inc.
7.000%, 10/1/20§	30,000	29,550
7.500%, 7/15/21§	140,000	138,866
6.125%, 4/15/25§	205,000	184,254

		1,101,219

Total Health Care		2,219,224

Industrials (16.9%)
Aerospace & Defense (2.4%)
Bombardier, Inc.
6.125%, 1/15/23§	80,000	55,000
7.500%, 3/15/25§	157,000	108,330
DynCorp International, Inc.
10.375%, 7/1/17	315,000	231,525
TransDigm, Inc.
7.500%, 7/15/21	130,000	132,925
6.500%, 7/15/24	85,000	83,300

		611,080

Air Freight & Logistics (0.6%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	153,000	151,087

Building Products (1.1%)
Building Materials Corp. of America
6.000%, 10/15/25§	90,000	92,025
Nortek, Inc.
8.500%, 4/15/21	180,000	185,850

		277,875

Commercial Services & Supplies (1.9%)
Covanta Holding Corp.
5.875%, 3/1/24	80,000	69,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	179,000	176,091
Multi-Color Corp.
6.125%, 12/1/22§	75,000	74,344
Mustang Merger Corp.
8.500%, 8/15/21§	150,000	151,500

		471,735

Construction & Engineering (1.5%)
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 4/15/19 PIK§	94,331	66,032
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	180,000	154,350
Tutor Perini Corp.
7.625%, 11/1/18	171,000	171,000

		391,382

Electrical Equipment (1.2%)
Global Brass & Copper, Inc.
9.500%, 6/1/19	195,000	204,263
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	100,000	100,000

		304,263

Machinery (2.4%)
Case New Holland Industrial, Inc.
7.875%, 12/1/17	110,000	117,755
Park-Ohio Industries, Inc.
8.125%, 4/1/21	165,000	165,000
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	185,000	168,350
Waterjet Holdings, Inc.
7.625%, 2/1/20§	145,000	143,550

		594,655

Road & Rail (1.9%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	138,000	127,650
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	172,000	166,840
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	190,000	182,400

		476,890

Trading Companies & Distributors (2.9%)
HD Supply, Inc.
7.500%, 7/15/20	100,000	104,000
11.500%, 7/15/20	240,000	264,600

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
International Lease Finance Corp.
5.875%, 4/1/19	$10,000	$10,363
8.625%, 1/15/22	170,000	197,846
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	155,000	124,096
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	40,000	32,600

		733,505

Transportation Infrastructure (1.0%)
Aguila 3 S.A.
7.875%, 1/31/18§	245,000	249,826

Total Industrials		4,262,298

Information Technology (10.3%)
Communications Equipment (1.5%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	116,000	110,200
CommScope Holding Co., Inc.
6.625%, 6/1/20 PIK(b)§	85,000	86,913
CommScope Technologies Finance LLC
6.000%, 6/15/25§	188,000	182,830

		379,943

Electronic Equipment, Instruments & Components (0.6%)
CPI International, Inc.
8.750%, 2/15/18	165,000	160,875

Internet Software & Services (0.9%)
j2 Global, Inc.
8.000%, 8/1/20	85,000	89,250
Rackspace Hosting, Inc.
6.500%, 1/15/24§	150,000	137,250

		226,500

IT Services (0.6%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	146,000	137,970

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	190,000	129,675
Qorvo, Inc.
7.000%, 12/1/25§	99,000	98,257
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	200,000	203,500

		431,432

Software (4.7%)
Audatex North America, Inc.
6.000%, 6/15/21§	110,000	111,100
6.125%, 11/1/23§	177,000	178,217
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	155,000	110,050
BMC Software Finance, Inc.
8.125%, 7/15/21§	125,000	77,500
BMC Software, Inc.
7.250%, 6/1/18	35,000	28,350
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	325,000	185,250
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	221,000	206,082
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	93,000	65,449
Infor U.S., Inc.
6.500%, 5/15/22§	125,000	109,063
Informatica LLC
7.125%, 7/15/23§	118,000	104,430

		1,175,491

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.
6.375%, 12/15/23	85,000	84,201

Total Information Technology		2,596,412

Materials (8.8%)
Chemicals (4.2%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	117,000	102,960
Huntsman International LLC
4.875%, 11/15/20	120,000	106,800
INEOS Group Holdings S.A.
6.125%, 8/15/18§	200,000	199,260
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	156,000	145,080
Nufarm Australia Ltd.
6.375%, 10/15/19§	165,000	158,400
Rayonier AM Products, Inc.
5.500%, 6/1/24§	277,000	209,495
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	145,000	137,750

		1,059,745

Construction Materials (0.6%)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23	158,000	152,470

Containers & Packaging (1.7%)
Berry Plastics Corp.
5.125%, 7/15/23	36,000	35,100
BWAY Holding Co.
9.125%, 8/15/21§	295,000	238,213
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	142,125

		415,438

Metals & Mining (2.3%)
ArcelorMittal
7.250%, 2/25/22	140,000	114,100
8.000%, 10/15/39	170,000	119,850
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	125,000	97,187
HudBay Minerals, Inc.
9.500%, 10/1/20	145,000	89,538
Novelis, Inc.
8.375%, 12/15/17	50,000	48,125
Prince Mineral Holding Corp.
11.500%, 12/15/19§	160,000	123,200

		592,000

Total Materials		2,219,653

Telecommunication Services (10.5%)
Diversified Telecommunication Services (5.9%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, 5/1/27§	198,000	195,030
Columbus International, Inc.
7.375%, 3/30/21§	200,000	198,904

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	$160,000	$137,600
Intelsat Luxembourg S.A.
8.125%, 6/1/23	304,000	124,640
Level 3 Financing, Inc.
5.625%, 2/1/23	85,000	86,913
5.375%, 1/15/24§	90,000	91,125
Sprint Capital Corp.
8.750%, 3/15/32	326,000	229,732
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	280,000	282,100
Windstream Services LLC
7.750%, 10/15/20	67,000	55,359
6.375%, 8/1/23	110,000	79,475

		1,480,878

Wireless Telecommunication Services (4.6%)
Altice Financing S.A.
6.625%, 2/15/23§	200,000	197,000
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	171,677
Digicel Ltd.
6.750%, 3/1/23§	200,000	167,000
Sprint Corp.
7.875%, 9/15/23	410,000	292,125
7.125%, 6/15/24	160,000	108,208
Syniverse Holdings, Inc.
9.125%, 1/15/19	65,000	25,350
T-Mobile USA, Inc.
6.625%, 11/15/20	100,000	103,100
6.375%, 3/1/25	105,000	105,525

		1,169,985

Total Telecommunication Services		2,650,863

Utilities (2.0%)
Independent Power and Renewable Electricity Producers (2.0%)
AES Corp.
8.000%, 10/15/17	100,000	105,000
5.500%, 4/15/25	100,000	88,000
Dynegy, Inc.
7.625%, 11/1/24	186,000	163,680
Talen Energy Supply LLC
4.600%, 12/15/21	160,000	88,000
6.500%, 6/1/25	94,000	53,110

Total Utilities		497,790

Total Corporate Bonds		24,508,978

Total Investments (97.1%) (Cost $28,570,891)		24,508,978
Other Assets Less Liabilities (2.9%)		744,532

Net Assets (100%)		$25,253,510

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2016, the market value of these securities amounted to $14,432,416 or 57.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At January 31, 2016, the market value of these securities amounted to $222,514 or 0.9% of net assets.

Glossary:

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Barbados	0.8
Bermuda	2.8
Canada	4.4
Cayman Islands	0.4
Ireland	2.0
Liberia	0.7
Luxembourg	7.0
Netherlands	1.9
United Kingdom	0.8
United States	75.2
Cash and Other	2.9

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$3,600,720	$—	$3,600,720
Consumer Staples	—	1,145,297	—	1,145,297
Energy	—	2,393,506	—	2,393,506
Financials	—	2,923,215	—	2,923,215
Health Care	—	2,219,224	—	2,219,224
Industrials	—	4,262,298	—	4,262,298
Information Technology	—	2,596,412	—	2,596,412
Materials	—	2,219,653	—	2,219,653
Telecommunication Services	—	2,650,863	—	2,650,863
Utilities	—	497,790	—	497,790

Total Assets	$—	$24,508,978	$—	$24,508,978

Total Liabilities	$—	$—	$—	$—

Total	$—	$24,508,978	$—	$24,508,978

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,576
Aggregate gross unrealized depreciation	(4,137,582)

Net unrealized depreciation	$(4,067,006)

Federal income tax cost of investments	$28,575,984

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
IQ Merger Arbitrage ETF	33,070	$927,283
iShares® Commodities Select Strategy ETF	10,910	290,861
iShares® MSCI Global Agriculture Producers ETF	6,780	142,651
iShares® TIPS Bond ETF	8,240	917,936
PowerShares Multi-Strategy Alternative Portfolio*‡	40,170	881,731
ProShares Hedge Replication ETF	21,680	890,506
ProShares RAFI Long/Short	23,100	893,723
SPDR® Barclays Convertible Securities ETF	20,900	856,482
Vanguard Global ex-U.S. Real Estate ETF	9,090	442,319
Vanguard REIT ETF	5,880	452,584
WisdomTree Managed Futures Strategy Fund*	21,610	893,141

Total Investment Companies (76.0%) (Cost $8,063,495)		7,589,217

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	11,850	138,764
PowerShares DB Commodity Index Tracking Fund*	36,200	462,636
PowerShares DB G10 Currency Harvest Fund*	38,920	899,830
PowerShares DB Gold Fund*	19,970	728,506
PowerShares DB Silver Fund*	2,250	50,985

Total Other Exchange Traded Funds (ETFs) (22.9%) (Cost $2,481,317)		2,280,721

Total Investments (98.9%) (Cost $10,544,812)		9,869,938
Other Assets Less Liabilities (1.1%)		111,172

Net Assets (100%)		$9,981,110

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended January 31, 2016, were as follows:

Securities	Value October 31, 2015	Purchases at Cost	Sales at Cost	Value January 31, 2016	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio	$882,982	$24,751	$—	$881,731	$—	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying funds.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$7,589,217	$—	$—	$7,589,217
Other Exchange Traded Funds (ETFs)	2,280,721	—	—	2,280,721

Total Assets	$9,869,938	$—	$—	$9,869,938

Total Liabilities	$—	$—	$—	$—

Total	$9,869,938	$—	$—	$9,869,938

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,617
Aggregate gross unrealized depreciation	(676,491)

Net unrealized depreciation	$(674,874)

Federal income tax cost of investments	$10,544,812

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.7%)
Bridgestone Corp.	600	$21,812
Continental AG	70	14,618
Delphi Automotive plc	200	12,988
Denso Corp.	100	4,340
Magna International, Inc.	300	10,423

		64,181

Automobiles (1.1%)
Bayerische Motoren Werke (BMW) AG	100	8,303
Daimler AG (Registered)	200	13,923
Ford Motor Co.	1,100	13,134
Fuji Heavy Industries Ltd.	400	16,347
General Motors Co.	900	26,676
Isuzu Motors Ltd.	1,000	10,184
Suzuki Motor Corp.	200	6,140
Toyota Motor Corp.	300	18,118

		112,825

Distributors (0.2%)
Genuine Parts Co.	200	17,234

Hotels, Restaurants & Leisure (2.4%)
Compass Group plc	2,000	34,476
InterContinental Hotels Group plc	200	6,589
McDonald’s Corp.	700	86,646
Oriental Land Co., Ltd.	100	6,380
Sodexo S.A.*	100	9,896
Starbucks Corp.	800	48,616
Tatts Group Ltd.	2,200	6,565
Whitbread plc	200	11,457
Yum! Brands, Inc.	300	21,711

		232,336

Household Durables (0.3%)
Barratt Developments plc	800	6,868
Newell Rubbermaid, Inc.	200	7,756
Persimmon plc*	300	8,742
Taylor Wimpey plc	3,000	8,267
Techtronic Industries Co., Ltd.	500	1,893

		33,526

Internet & Catalog Retail (0.0%)
Rakuten, Inc.	100	1,030

Leisure Products (0.2%)
Shimano, Inc.	100	15,997

Media (2.0%)
Comcast Corp., Class A	300	16,713
DISH Network Corp., Class A*	200	9,654
ITV plc	2,000	7,637
Omnicom Group, Inc.	200	14,670
Publicis Groupe S.A.	200	12,104
SES S.A. (FDR)	400	10,482
Shaw Communications, Inc., Class B	500	8,655
Singapore Press Holdings Ltd.	2,000	4,993
Sky plc	600	9,299
Thomson Reuters Corp.	600	22,443
Twenty-First Century Fox, Inc., Class A	900	24,273
Walt Disney Co.	400	38,328
Wolters Kluwer N.V.	400	13,617
WPP plc	400	8,706

		201,574

Multiline Retail (0.5%)
Dollar General Corp.	200	15,012
Dollar Tree, Inc.*	200	16,264
Next plc	160	15,839

		47,115

Specialty Retail (4.2%)
Advance Auto Parts, Inc.	100	15,205
AutoZone, Inc.*	100	76,739
Hennes & Mauritz AB, Class B	1,000	32,706
Home Depot, Inc.	600	75,456
Industria de Diseno Textil S.A.	1,000	32,809
L Brands, Inc.	200	19,230
Lowe’s Cos., Inc.	500	35,830
Nitori Holdings Co., Ltd.	100	8,105
O’Reilly Automotive, Inc.*	100	26,090
Ross Stores, Inc.	400	22,504
TJX Cos., Inc.	800	56,992
Tractor Supply Co.	100	8,831
USS Co., Ltd.	400	6,132

		416,629

Textiles, Apparel & Luxury Goods (1.1%)
Burberry Group plc	400	6,823
Cie Financiere Richemont S.A. (Registered)	200	12,994
Hanesbrands, Inc.	300	9,171
Luxottica Group S.p.A.	300	18,569
NIKE, Inc., Class B	600	37,206
Under Armour, Inc., Class A*	100	8,543
VF Corp.	300	18,780

		112,086

Total Consumer Discretionary		1,254,533

Consumer Staples (19.1%)
Beverages (3.8%)
Anheuser-Busch InBev S.A./N.V.	200	25,184
Asahi Group Holdings Ltd.	600	19,282
Brown-Forman Corp., Class B	200	19,568
Coca-Cola Co.	2,100	90,132
Constellation Brands, Inc., Class A	100	15,248
Diageo plc	1,800	48,458
Dr. Pepper Snapple Group, Inc.	300	28,152
Heineken N.V.	200	17,392
Monster Beverage Corp.*	100	13,503
PepsiCo, Inc.	900	89,370
Pernod-Ricard S.A.	100	11,735

		378,024

Food & Staples Retailing (3.5%)
Aeon Co., Ltd.	300	4,011
Alimentation Couche-Tard, Inc., Class B	300	13,059
Costco Wholesale Corp.	400	60,448
CVS Health Corp.	800	77,272
Koninklijke Ahold N.V.	1,200	27,238
Kroger Co.	800	31,048
Lawson, Inc.	100	7,905
Metro, Inc.	200	5,912
Seven & i Holdings Co., Ltd.	700	31,128
Sysco Corp.	900	35,829
Wal-Mart Stores, Inc.	400	26,544
Wesfarmers Ltd.	400	12,056
Woolworths Ltd.	600	10,437

		342,887

Food Products (3.4%)
Campbell Soup Co.	200	11,282
Danone S.A.	200	13,794
General Mills, Inc.	800	45,208
Hershey Co.	200	17,622
Hormel Foods Corp.	200	16,082
J.M. Smucker Co.	100	12,832

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kellogg Co.	300	$22,032
Kerry Group plc, Class A	300	24,497
McCormick & Co., Inc. (Non-Voting)	200	17,594
Mead Johnson Nutrition Co.	200	14,498
Mondelez International, Inc., Class A	1,600	68,960
Nestle S.A. (Registered)	1,000	73,656

		338,057

Household Products (3.7%)
Church & Dwight Co., Inc.	200	16,800
Clorox Co.	200	25,810
Colgate-Palmolive Co.	900	60,777
Henkel AG & Co. KGaA (Preference)(q)	300	31,839
Kimberly-Clark Corp.	500	64,210
Procter & Gamble Co.	1,300	106,197
Reckitt Benckiser Group plc	600	53,537
Unicharm Corp.	300	5,891

		365,061

Personal Products (2.1%)
Beiersdorf AG	100	9,233
Estee Lauder Cos., Inc., Class A	200	17,050
Kao Corp.	600	32,196
L’Oreal S.A.	270	46,605
Unilever N.V. (CVA)	1,200	53,518
Unilever plc	1,200	52,814

		211,416

Tobacco (2.6%)
Altria Group, Inc.	1,300	79,443
British American Tobacco plc	900	50,036
Imperial Tobacco Group plc	400	21,672
Japan Tobacco, Inc.	600	23,443
Philip Morris International, Inc.	700	63,007
Reynolds American, Inc.	300	14,985

		252,586

Total Consumer Staples		1,888,031

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Chevron Corp.	200	17,294
Exxon Mobil Corp.	1,100	85,635
Phillips 66	300	24,045
Royal Dutch Shell plc, Class A	29	637
Total S.A.	300	13,348
TransCanada Corp.	1,100	38,200
Woodside Petroleum Ltd.	300	6,042

Total Energy		185,201

Financials (16.1%)
Banks (7.3%)
Australia & New Zealand Banking Group Ltd.	600	10,392
Bank of Montreal	900	48,325
Bank of Nova Scotia	1,400	57,353
Bank of Yokohama Ltd.	2,000	10,647
BB&T Corp.	400	13,064
Canadian Imperial Bank of Commerce	600	39,078
Commonwealth Bank of Australia	400	22,511
Danske Bank A/S	500	13,445
DBS Group Holdings Ltd.	1,000	9,961
Fukuoka Financial Group, Inc.	1,000	4,230
Hang Seng Bank Ltd.	900	14,981
HSBC Holdings plc	2,000	14,106
Lloyds Banking Group plc	14,000	13,132
M&T Bank Corp.	200	22,036
Mitsubishi UFJ Financial Group, Inc.	2,800	14,430
Mizuho Financial Group, Inc.	5,100	8,805
National Bank of Canada	500	14,266
Nordea Bank AB	2,000	20,071
Oversea-Chinese Banking Corp., Ltd.	2,000	11,211
PNC Financial Services Group, Inc.	400	34,660
Resona Holdings, Inc.	1,300	5,964
Royal Bank of Canada	1,200	62,146
Shizuoka Bank Ltd.	1,000	8,706
Sumitomo Mitsui Financial Group, Inc.	400	13,433
Svenska Handelsbanken AB, Class A	1,200	15,076
Toronto-Dominion Bank	1,800	68,292
U.S. Bancorp	1,600	64,096
United Overseas Bank Ltd.	1,000	12,793
Wells Fargo & Co.	1,500	75,345

		722,555

Capital Markets (0.4%)
Franklin Resources, Inc.	300	10,398
T. Rowe Price Group, Inc.	200	14,190
UBS Group AG (Registered)	800	13,209

		37,797

Consumer Finance (0.6%)
American Express Co.	800	42,800
Discover Financial Services	400	18,316

		61,116

Diversified Financial Services (1.5%)
ASX Ltd.	200	6,056
Berkshire Hathaway, Inc., Class B*	700	90,839
Deutsche Boerse AG	200	17,003
McGraw Hill Financial, Inc.	200	17,004
Moody’s Corp.	100	8,914
Singapore Exchange Ltd.	1,000	5,012

		144,828

Insurance (3.6%)
AIA Group Ltd.	3,400	19,026
Allianz SE (Registered)	160	25,824
Allstate Corp.	100	6,060
Aon plc	200	17,566
Arch Capital Group Ltd.*	200	13,510
Cincinnati Financial Corp.	200	11,526
Hannover Rueck SE	100	10,525
Intact Financial Corp.	200	11,992
Marsh & McLennan Cos., Inc.	700	37,331
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	140	26,817
Progressive Corp.	900	28,125
Prudential plc	900	17,691
Sampo Oyj, Class A	600	28,973
SCOR SE	400	13,963
Suncorp Group Ltd.	300	2,489
Swiss Reinsurance AG	400	37,152
T&D Holdings, Inc.	400	4,578
Tokio Marine Holdings, Inc.	300	10,735
Travelers Cos., Inc.	200	21,408
Zurich Insurance Group AG*	50	11,075

		356,366

Real Estate Investment Trusts (REITs) (2.1%)
British Land Co. plc (REIT)	700	7,424
CapitaLand Mall Trust (REIT)	1,000	1,395
Dexus Property Group (REIT)	1,200	6,308
Equity Residential (REIT)	200	15,418
Goodman Group (REIT)	900	3,911
GPT Group (REIT)	3,000	10,458
Mirvac Group (REIT)	5,400	7,304
Public Storage (REIT)	200	50,712
Scentre Group (REIT)	5,300	16,439

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	300	$55,884
Unibail-Rodamco SE (REIT)	100	25,282
Vornado Realty Trust (REIT)	100	8,846

		209,381

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	700	21,131
Daito Trust Construction Co., Ltd.	100	12,728
Daiwa House Industry Co., Ltd.	1,000	28,264

		62,123

Total Financials		1,594,166

Health Care (13.2%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	100	13,228
Amgen, Inc.	300	45,819
Biogen, Inc.*	100	27,306
Celgene Corp.*	300	30,096
CSL Ltd.	200	14,891
Gilead Sciences, Inc.	400	33,200

		164,540

Health Care Equipment & Supplies (2.1%)
Becton, Dickinson and Co.	200	29,074
Coloplast A/S, Class B	200	16,481
Edwards Lifesciences Corp.*	200	15,642
Essilor International S.A.	200	24,852
Hoya Corp.	400	15,453
Medtronic plc	500	37,960
Smith & Nephew plc	1,000	16,658
St. Jude Medical, Inc.	200	10,572
Stryker Corp.	300	29,745
Sysmex Corp.	100	6,433
Zimmer Biomet Holdings, Inc.	100	9,926

		212,796

Health Care Providers & Services (2.1%)
Aetna, Inc.	100	10,184
Cardinal Health, Inc.	400	32,548
Fresenius SE & Co. KGaA	400	26,468
HCA Holdings, Inc.*	300	20,874
Henry Schein, Inc.*	100	15,144
Laboratory Corp. of America Holdings*	100	11,235
McKesson Corp.	200	32,196
Ramsay Health Care Ltd.	100	4,318
UnitedHealth Group, Inc.	500	57,580

		210,547

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	100	13,206
Waters Corp.*	100	12,121

		25,327

Pharmaceuticals (7.0%)
AbbVie, Inc.	400	21,960
Astellas Pharma, Inc.	1,200	16,637
AstraZeneca plc	200	12,795
Bayer AG (Registered)	360	40,384
Bristol-Myers Squibb Co.	300	18,648
Daiichi Sankyo Co., Ltd.	500	10,444
Eli Lilly & Co.	900	71,190
GlaxoSmithKline plc	2,400	49,441
Johnson & Johnson	1,000	104,440
Merck & Co., Inc.	1,100	55,737
Novartis AG (Registered)	600	46,540
Novo Nordisk A/S, Class B	800	44,675
Otsuka Holdings Co., Ltd.	400	13,457
Pfizer, Inc.	2,700	82,323
Roche Holding AG	200	52,032
Sanofi S.A.	200	16,794
Shire plc	300	16,827
Zoetis, Inc.	400	17,220

		691,544

Total Health Care		1,304,754

Industrials (14.0%)
Aerospace & Defense (4.0%)
Airbus Group SE	400	25,159
BAE Systems plc	2,000	14,761
Boeing Co.	400	48,052
General Dynamics Corp.	300	40,131
Honeywell International, Inc.	400	41,280
Lockheed Martin Corp.	300	63,300
Northrop Grumman Corp.	300	55,518
Raytheon Co.	300	38,472
Rockwell Collins, Inc.	200	16,176
Rolls-Royce Holdings plc*	800	6,386
Safran S.A.	200	13,051
Singapore Technologies Engineering Ltd.	2,000	4,064
United Technologies Corp.	300	26,307

		392,657

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	29,010
United Parcel Service, Inc., Class B	700	65,240
Yamato Holdings Co., Ltd.	100	2,194

		96,444

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	25,395
Daikin Industries Ltd.	200	13,510
Geberit AG (Registered)	50	17,723

		56,628

Commercial Services & Supplies (1.1%)
Brambles Ltd.	1,300	10,423
Cintas Corp.	100	8,592
Republic Services, Inc.	400	17,480
Secom Co., Ltd.	300	20,926
Stericycle, Inc.*	100	12,035
Tyco International plc	300	10,317
Waste Management, Inc.	600	31,770

		111,543

Construction & Engineering (0.1%)
Vinci S.A.	200	13,563

Electrical Equipment (0.7%)
AMETEK, Inc.	200	9,410
Emerson Electric Co.	500	22,990
Legrand S.A.	300	16,530
Mitsubishi Electric Corp.	1,000	9,267
Rockwell Automation, Inc.	100	9,557

		67,754

Industrial Conglomerates (1.3%)
3M Co.	300	45,300
CK Hutchison Holdings Ltd.	684	8,505
Danaher Corp.	200	17,330
General Electric Co.	300	8,730
Roper Technologies, Inc.	100	17,567
Siemens AG (Registered)	300	28,719

		126,151

Machinery (1.5%)
Atlas Copco AB, Class A	700	15,026
Cummins, Inc.	100	8,989
Deere & Co.	200	15,402
FANUC Corp.	100	13,351
Illinois Tool Works, Inc.	300	27,021
Kone Oyj, Class B	300	13,179
Kubota Corp.	1,000	14,758

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	100	$5,628
Schindler Holding AG	100	15,379
SMC Corp.	100	22,592

		151,325

Professional Services (0.7%)
Capita plc	500	8,426
Equifax, Inc.	200	21,160
Experian plc	400	6,830
SGS S.A. (Registered)	7	13,600
Verisk Analytics, Inc.*	200	14,600

		64,616

Road & Rail (2.3%)
Aurizon Holdings Ltd.	3,000	7,883
Canadian National Railway Co.	900	48,794
Canadian Pacific Railway Ltd.	100	12,021
Central Japan Railway Co.	100	18,566
ComfortDelGro Corp., Ltd.	3,000	6,004
East Japan Railway Co.	300	27,630
Hankyu Hanshin Holdings, Inc.	1,000	6,233
Keio Corp.	1,000	8,925
MTR Corp., Ltd.(b)	2,500	11,359
Nagoya Railroad Co., Ltd.	1,000	4,569
Odakyu Electric Railway Co., Ltd.	1,000	10,625
Union Pacific Corp.	700	50,400
West Japan Railway Co.	300	19,429

		232,438

Trading Companies & Distributors (0.7%)
Brenntag AG	200	9,800
Bunzl plc	600	16,056
Fastenal Co.	200	8,112
ITOCHU Corp.	800	9,459
Marubeni Corp.	1,000	4,814
W.W. Grainger, Inc.	100	19,669

		67,910

Total Industrials		1,381,029

Information Technology (9.1%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	1,400	33,306
QUALCOMM, Inc.	700	31,738

		65,044

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	300	14,871
Murata Manufacturing Co., Ltd.	100	11,556
Omron Corp.	200	5,230

		31,657

Internet Software & Services (0.4%)
Alphabet, Inc., Class A*	40	30,454
Yahoo! Japan Corp.	1,300	4,980

		35,434

IT Services (4.2%)
Accenture plc, Class A	400	42,216
Alliance Data Systems Corp.*	100	19,979
Amadeus IT Holding S.A., Class A	400	16,425
Automatic Data Processing, Inc.	600	49,854
Cognizant Technology Solutions Corp., Class A*	400	25,324
Fiserv, Inc.*	300	28,368
International Business Machines Corp.	500	62,395
MasterCard, Inc., Class A	600	53,418
Paychex, Inc.	500	23,930
Total System Services, Inc.	200	8,032
Visa, Inc., Class A	1,100	81,939

		411,880

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	100	5,386
ARM Holdings plc	1,200	17,228
Avago Technologies Ltd.	200	26,742
Linear Technology Corp.	200	8,546
Texas Instruments, Inc.	600	31,758
Xilinx, Inc.	200	10,054

		99,714

Software (1.9%)
Electronic Arts, Inc.*	200	12,909
Intuit, Inc.	200	19,102
Microsoft Corp.	1,200	66,108
Oracle Corp.	1,000	36,310
SAP SE	600	47,603
Synopsys, Inc.*	200	8,580

		190,612

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	500	48,670
Canon, Inc.	600	16,767

		65,437

Total Information Technology		899,778

Materials (3.4%)
Chemicals (3.3%)
Air Liquide S.A.	400	41,403
Asahi Kasei Corp.	1,000	6,472
E.I. du Pont de Nemours & Co.	200	10,552
Ecolab, Inc.	400	43,148
Givaudan S.A. (Registered)*	9	16,818
International Flavors & Fragrances, Inc.	100	11,696
Linde AG	240	32,421
LyondellBasell Industries N.V., Class A	100	7,797
Monsanto Co.	300	27,180
Novozymes A/S, Class B	400	16,678
PPG Industries, Inc.	200	19,024
Praxair, Inc.	400	40,000
Sherwin-Williams Co.	100	25,567
Shin-Etsu Chemical Co., Ltd.	200	10,215
Symrise AG	200	12,904

		321,875

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	400	4,562

Containers & Packaging (0.1%)
Amcor Ltd.	1,500	14,228

Total Materials		340,665

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,000	72,120
BT Group plc	4,000	27,823
Deutsche Telekom AG (Registered)	700	12,152
Nippon Telegraph & Telephone Corp.	600	25,524
Singapore Telecommunications Ltd.	7,000	17,405
Swisscom AG (Registered)	30	14,919
Telenor ASA	900	14,645
TeliaSonera AB	3,000	14,133
Telstra Corp., Ltd.	4,900	19,682
Verizon Communications, Inc.	400	19,988

		238,391

Wireless Telecommunication Services (0.7%)
KDDI Corp.	600	15,169
NTT DOCOMO, Inc.	1,600	35,693
Rogers Communications, Inc., Class B	300	10,273

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Group Corp.	100	$4,425

		65,560

Total Telecommunication Services		303,951

Utilities (6.4%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	600	36,582
CLP Holdings Ltd.	2,000	16,777
Duke Energy Corp.	400	30,120
Eversource Energy	400	21,520
Fortis, Inc./Canada	300	8,718
NextEra Energy, Inc.	600	67,026
PPL Corp.	600	21,036
Southern Co.	1,200	58,704
SSE plc	1,200	24,934
Terna Rete Elettrica Nazionale S.p.A.	3,000	16,054
Xcel Energy, Inc.	800	30,576

		332,047

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	4,400	7,688
Osaka Gas Co., Ltd.	3,000	11,375
Snam S.p.A.	3,000	16,809
Tokyo Gas Co., Ltd.	3,000	13,793

		49,665

Multi-Utilities (2.2%)
AGL Energy Ltd.	600	7,956
CMS Energy Corp.	400	15,552
Consolidated Edison, Inc.	300	20,817
Dominion Resources, Inc.	800	57,736
DTE Energy Co.	200	17,002
National Grid plc	3,000	42,283
Public Service Enterprise Group, Inc.	300	12,390
Sempra Energy	400	37,900
WEC Energy Group, Inc.	200	11,046

		222,682

Water Utilities (0.3%)
American Water Works Co., Inc.	300	19,473
Severn Trent plc	300	9,398

		28,871

Total Utilities		633,265

Total Common Stocks (99.0%) (Cost $10,055,557)		9,785,373

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	87,500	87,500

Total Short-Term Investment (0.9%) (Cost $87,500)		87,500

Total Investments (99.9%) (Cost $10,143,057)		9,872,873
Other Assets Less Liabilities (0.1%)		13,362

Net Assets (100%)		$9,886,235

*	Non-income producing.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Belgium	0.3
Bermuda	0.1
Canada	4.9
Denmark	0.9
Finland	0.4
France	3.0
Germany	4.0
Hong Kong	0.8
Ireland	1.4
Italy	0.5
Japan	8.1
Luxembourg	0.1
Netherlands	0.6
Norway	0.2
Singapore	1.0
Spain	0.5
Sweden	1.2
Switzerland	3.4
United Kingdom	7.4
United States	59.1
Cash and Other	0.1

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$821,773	$432,760	$—	$1,254,533
Consumer Staples	1,180,474	707,557	—	1,888,031
Energy	165,174	20,027	—	185,201
Financials	1,000,631	593,535	—	1,594,166
Health Care	845,946	458,808	—	1,304,754
Industrials	831,722	549,307	—	1,381,029
Information Technology	779,989	119,789	—	899,778
Materials	184,964	155,701	—	340,665
Telecommunication Services	102,381	201,570	—	303,951
Utilities	466,198	167,067	—	633,265
Short-Term Investments	87,500	—	—	87,500

Total Assets	$6,466,752	$3,406,121	$—	$9,872,873

Total Liabilities	$—	$—	$—	$—

Total	$6,466,752	$3,406,121	$—	$9,872,873

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,213
Aggregate gross unrealized depreciation	(804,652)

Net unrealized depreciation	$(272,439)

Federal income tax cost of investments	$10,145,312

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (41.8%)
Asset-Backed Securities (20.9%)
ABFC Trust,
Series 2007-NC1 A2
0.727%, 5/25/37(l)§	$250,000	$186,246
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1
0.897%, 10/25/35(l)	200,000	165,971
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2
1.402%, 10/25/34(l)	170,789	168,923
BA Credit Card Trust,
Series 2014-A2 A
0.696%, 9/16/19(l)	90,000	89,873
Babson CLO Ltd.,
Series 2014-IIA A
2.010%, 10/17/26(l)§	90,000	88,157
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE2 2A2
0.537%, 2/25/37(l)	312,278	295,666
Brazos Higher Education Authority, Inc.,
Series 2005-2 A10
0.723%, 12/26/19(l)	133,941	133,572
Series 2011-1 A2
1.182%, 2/25/30	64,155	64,047
Chase Funding Trust,
Series 2002-3 2A1
1.067%, 8/25/32(l)	4,869	4,441
Citigroup Mortgage Loan Trust,
Series 2005-OPT3 M2
1.102%, 5/25/35(l)	183,251	180,336
Series 2007-AHL1 A2B
0.567%, 12/25/36(l)	334,942	304,865
Series 2007-AMC1 A1
0.587%, 12/25/36(l)§	242,245	162,501
Series 2007-AMC3 A1
0.687%, 3/25/37(l)§	199,191	149,628
Series 2007-FS1 1A1
4.557%, 10/25/37(e)§	333,363	314,956
Series 2015-2 1A1
0.622%, 6/25/47(l)§	177,896	167,548
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1
1.167%, 5/25/32(l)	8,506	7,459
Series 2006-26 1A
0.567%, 6/25/37(l)	205,323	158,931
Series 2007-2 1A
0.567%, 8/25/37(l)	418,019	351,729
Series 2007-9 1A
0.627%, 6/25/47(l)	495,038	360,148
CWABS Asset-Backed Certificates Trust,
Series 2005-3 MV5
1.092%, 8/25/35(l)	200,000	176,354
Series 2006-14 2A2
0.577%, 2/25/37(l)	354,966	343,096
Series 2006-18 2A2
0.587%, 3/25/37(l)	479,165	443,796
Dryden XXXI Senior Loan Fund,
Series 2014-31A A
1.970%, 4/18/26(l)§	85,000	83,571
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
1.227%, 6/25/26(l)§	155,460	153,744
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5
0.787%, 11/25/35(l)	500,000	351,576
Series 2005-FF5 M2
1.162%, 5/25/35(l)	167,514	163,271
Series 2006-FF10 A4
0.577%, 7/25/36(l)	149,236	144,343
First NLC Trust,
Series 2007-1 A3
0.607%, 8/25/37(b)(l)§	232,649	125,615
Flatiron CLO Ltd.,
Series 2014-1A A1
2.000%, 7/17/26(l)§	85,000	83,481
Greenpoint Manufactured Housing,
Series 2000-1 A4
8.140%, 3/20/30(l)	164,609	172,397
GSAMP Trust,
Series 2005-HE4 M1
0.877%, 7/25/45(l)	147,337	147,213
Series 2006-FM3 A2C
0.627%, 11/25/36(l)	318,634	167,082
Home Equity Asset Trust,
Series 2005-3 M5
1.462%, 8/25/35(l)	200,000	159,255
Honda Auto Receivables Owner Trust,
Series 2015-2 A2
0.690%, 8/21/17	89,752	89,657
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
0.477%, 10/25/36(l)	39,061	20,169
JP Morgan Mortgage Acquisition Trust,
Series 2006-FRE2 M1
0.767%, 2/25/36(l)	200,000	149,105
Series 2006-WMC2 A1
0.562%, 7/25/36(l)	170,873	120,298
Series 2007-CH1 AV5
0.662%, 11/25/36(l)	175,000	172,622
Series 2007-CH4 A4
0.587%, 1/25/36(l)	600,000	542,040
Long Beach Mortgage Loan Trust,
Series 2005-1 M2
1.222%, 2/25/35(l)	131,402	129,772
Series 2005-2 M4
1.357%, 4/25/35(l)	180,000	175,209
Series 2005-3 1A
0.687%, 8/25/45(l)	221,994	171,997
Series 2006-10 2A2
0.537%, 11/25/36(l)	510,190	205,370
MASTR Asset Backed Securities Trust,
Series 2006-AB1 A2
0.657%, 2/25/36(l)	52,758	52,590

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-HE1 A4
0.717%, 1/25/36(l)	$356,174	$342,620
MASTR Specialized Loan Trust,
Series 2007-1 A
0.797%, 1/25/37(l)§	407,910	268,726
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE3 A2A
0.487%, 12/25/36(l)	662,318	387,448
Series 2007-NC2 A1
0.557%, 2/25/37(l)§	211,837	152,161
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4
0.687%, 4/25/36(l)	464,219	311,226
Series 2007-1 A3
0.567%, 12/25/36(l)	331,435	182,618
Navient Student Loan Trust,
Series 2014-1 A3
0.937%, 6/25/31(l)	170,000	161,557
Series 2014-2 A
1.067%, 3/25/83(l)	155,681	146,077
Nelnet Student Loan Trust,
Series 2007-1 A3
0.463%, 5/27/25(l)	180,000	168,431
Series 2014-2A A3
1.277%, 7/27/37(b)(l)§	200,000	182,997
Series 2014-4A A2
1.377%, 11/25/43(l)§	85,000	77,446
Nissan Auto Receivables Owner Trust,
Series 2015-A A2
0.670%, 9/15/17	74,638	74,587
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4
0.697%, 3/25/36(l)	205,000	174,030
NovaStar Mortgage Funding Trust,
Series 2005-2 M1
1.072%, 10/25/35(l)	141,004	140,082
Option One Mortgage Loan Trust,
Series 2005-1 A4
1.227%, 2/25/35(l)	159,742	160,079
RAMP Trust,
Series 2006-RZ3 A2
0.587%, 8/25/36(l)	143,524	142,582
Series 2007-RS2 A3
0.797%, 5/25/37(l)	184,177	108,066
RASC Trust,
Series 2005-KS10 M1
0.837%, 11/25/35(l)	180,000	176,121
Series 2005-KS7 M3
0.907%, 8/25/35(l)	180,000	177,236
Series 2006-KS9 AI3
0.587%, 11/25/36(l)	372,087	330,197
SG Mortgage Securities Trust,
Series 2007-NC1 A2
0.667%, 12/25/36(l)§	281,730	169,912
SLM Student Loan Trust,
Series 2004-10 A6B
1.169%, 4/27/26(l)§	150,000	146,766
Series 2006-9 A5
0.719%, 1/26/26(l)	150,000	145,379
Series 2007-3 A4
0.679%, 1/25/22(l)	200,000	185,020
Series 2007-8 B
1.619%, 4/27/43(l)	100,950	85,201
Series 2008-2 B
1.819%, 1/25/29(l)	100,000	80,881
Series 2008-3 A3
1.619%, 10/25/21(l)	163,192	159,846
Series 2008-5 A4
2.319%, 7/25/23(l)	170,000	170,661
Series 2008-9 B
2.869%, 10/25/29(l)	70,000	65,418
Series 2012-7 B
2.227%, 9/25/43(l)	100,000	87,702
Series 2013-4 A
0.977%, 6/25/27(l)	176,806	171,163
Series 2013-6 A2
0.927%, 2/25/21(l)	137,718	137,225
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
0.507%, 6/25/37(l)	258,946	152,630
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
1.097%, 11/25/35(l)	500,000	362,072
Toyota Auto Receivables Owner Trust,
Series 2014-B A3
0.760%, 3/15/18	90,000	89,951
Vermont Student Assistance Corp.,
Series 2012-1 A
1.131%, 7/28/34(l)	59,605	58,061
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
0.657%, 4/25/37(l)	196,189	160,450

		14,191,245

Non-Agency CMO (20.9%)
Alternative Loan Trust,
Series 2005-76 1A1
1.765%, 1/25/36(l)	173,250	155,205
Series 2006-HY12 A5
3.534%, 8/25/36(l)	167,439	153,643
Series 2006-OA19 A1
0.606%, 2/20/47(l)	445,277	322,371
Banc of America Commercial Mortgage Trust,
Series 2006-2 A4
6.020%, 5/10/45(l)	123,419	123,803
Series 2006-3 A4
5.889%, 7/10/44(l)	203,131	203,770
Series 2006-6 A4
5.356%, 10/10/45	125,000	126,205
Series 2007-2 A4
5.790%, 4/10/49(l)	200,000	204,846
Series 2007-2 AAB
5.740%, 4/10/49(l)	16,892	16,882
Bayview Commercial Asset Trust,
Series 2004-3 A1
0.797%, 1/25/35(l)§	174,034	155,233
Bear Stearns ALT-A Trust,
Series 2004-9 3A1
2.589%, 9/25/34(l)	169,931	160,664
Series 2005-10 22A1
2.659%, 1/25/36(l)	369,958	311,684
Series 2005-2 2A4
2.629%, 4/25/35(l)	158,908	152,067

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CIM Trust,
Series 15-4AG A1
2.428%, 10/25/57(l)§	$162,653	$158,826
Citigroup Commercial Mortgage Trust,
Series 2013-GC15 A4
4.371%, 9/10/46(l)	45,000	49,533
Series 2013-GC17 A4
4.131%, 11/10/46	40,000	43,256
COMM Mortgage Trust,
Series 2013-CR12 A4
4.046%, 10/10/46	105,000	112,782
Series 2013-WWP A2
3.424%, 3/10/31(b)§	45,000	46,291
Series 2014-277P A
3.732%, 8/10/49(b)(l)§	50,000	51,889
Series 2015-3BP A
3.178%, 2/10/35(b)§	55,000	54,996
Series 2016-CR28 A4
3.762%, 2/10/49	110,000	113,295
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3 1A2
0.717%, 4/25/35(l)	181,786	152,308
DBUBS Mortgage Trust,
Series 2011-LC3A XA
1.458%, 8/10/44 IO(l)§	6,808,692	48,331
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
0.727%, 9/25/47(l)	190,159	148,448
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
0.626%, 10/19/36(l)	73,669	57,508
Federal National Mortgage Association,
1.050%, 7/25/20 IO(l)	446,869	15,203
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
2.359%, 1/25/37(l)	194,577	151,800
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.660%, 10/25/35(l)	186,335	161,636
GE Business Loan Trust,
Series 2005-1A A3
0.676%, 6/15/33(l)§	138,678	134,223
Series 2007-1A A
0.596%, 4/16/35(l)§	166,700	157,925
GS Mortgage Securities Trust,
Series 2012-GC6 A2
2.539%, 1/10/45	164,656	165,371
Series 2012-GC6 XA
2.239%, 1/10/45 IO(l)§	866,362	76,536
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
2.850%, 11/25/35(l)	156,714	152,518
Impac CMB Trust,
Series 2005-1 1A1
0.947%, 4/25/35(l)	107,065	93,357
Impac Secured Assets Trust,
Series 2007-2 1A1A
0.537%, 5/25/37(l)	200,779	130,658
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
2.809%, 10/25/34(l)	137,191	133,888
Series 2006-AR4 A1A
0.637%, 5/25/46(l)	264,342	216,136
Series 2007-AR15 2A1
4.114%, 8/25/37(l)	313,243	239,832
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15 A4
5.814%, 6/12/43(l)	123,758	124,615
Series 2006-CB16 A4
5.552%, 5/12/45	178,912	180,312
Series 2006-LDP7 A4
6.106%, 4/15/45(l)	0	—
Series 2006-LDP8 A4
5.399%, 5/15/45	184,510	185,244
Series 2006-LDP9 A1A
5.257%, 5/15/47	119,026	120,813
Series 2010-C2 A2
3.616%, 11/15/43§	180,000	184,355
Series 2010-CNTR A1
3.300%, 8/5/32§	94,562	97,698
Series 2011-C3 A3
4.388%, 2/15/46§	165,000	172,598
Series 2011-C4 A2
3.341%, 7/15/46§	91,551	91,630
Series 2011-PLSD A1
2.190%, 11/13/28§	71,840	72,042
Series 2011-PLSD A2
3.364%, 11/13/28§	175,000	177,065
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14 XA
1.117%, 8/15/46 IO(l)	1,888,636	65,023
Lehman Brothers Small Balance Commercial,
Series 2005-2A 1A
0.677%, 9/25/30(l)§	140,370	128,231
Lehman XS Trust,
Series 2005-5N 3A1A
0.727%, 11/25/35(l)	178,467	149,452
Series 2007-4N 1A2A
0.582%, 3/25/47(l)	431,343	339,583
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
2.207%, 4/25/29(l)	175,708	169,368
Series 2005-A9 2A1E
2.661%, 12/25/35(l)	164,878	151,514
Merrill Lynch Mortgage Trust,
Series 2006-C1 A4
5.908%, 5/12/39(l)	43,508	43,477
Series 2007-C1 A3
6.032%, 6/12/50(l)	85,806	85,599
ML-CFC Commercial Mortgage Trust,
Series 2007-6 A2
5.331%, 3/12/51	137,959	138,448
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A4
2.918%, 2/15/46	45,000	45,431

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2005-T17 AJ
4.840%, 12/13/41(l)	$20,965	$20,946
Series 2007-IQ14 A2
5.610%, 4/15/49	170,482	170,359
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	170,000	174,334
Series 2011-C3 A2
3.224%, 7/15/49	339,757	341,452
Series 2015-420 A
3.727%, 10/11/50(b)§	40,000	41,790
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	30,000	32,650
RALI Trust,
Series 2006-QA10 A2
0.607%, 12/25/36(l)	220,758	170,384
Series 2006-QA2 1A1
0.677%, 2/25/36(l)	282,358	191,507
Series 2006-QA5 1A1
0.607%, 7/25/36(l)	273,028	171,504
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	141,169	123,087
Sequoia Mortgage Trust,
Series 2004-12 A1
0.966%, 1/20/35(l)	169,840	156,026
Series 2004-6 A1
1.997%, 7/20/34(l)	158,144	149,251
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
2.598%, 1/25/35(l)	189,245	171,250
Series 2004-8 3A
2.593%, 7/25/34(l)	164,009	159,738
Series 2005-12 3A1
2.565%, 6/25/35(l)	158,337	143,347
Series 2005-15 1A1
2.652%, 7/25/35(l)	199,524	155,437
Series 2005-16XS A1
0.767%, 8/25/35(l)	163,275	146,991
Series 2005-17 5A1
5.150%, 8/25/35(l)	195,571	170,757
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
0.617%, 7/25/46(l)	563,590	367,177
Series 2006-AR7 A10
0.627%, 8/25/36(l)	206,157	172,080
VNDO Mortgage Trust,
Series 2012-6AVE A
2.996%, 11/15/30(b)§	62,000	62,113
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11 A5
5.215%, 1/15/41(l)	180,400	180,136
Series 2006-C26 A3
6.011%, 6/15/45(l)	98,479	98,730
Series 2007-C30 A3
5.246%, 12/15/43	166,540	167,544
Series 2007-C30 A5
5.342%, 12/15/43	175,000	178,221
Series 2007-C30 APB
5.294%, 12/15/43	52,673	52,701
Series 2007-C32 A2
5.894%, 6/15/49(l)	263,008	264,555
Series 2007-C32 APB
5.899%, 6/15/49(l)	135,046	136,135
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
0.667%, 8/25/36(l)	250,172	156,161
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
0.747%, 8/25/45(l)	166,989	152,791
Series 2005-AR13 A1A1
0.717%, 10/25/45(l)	169,568	155,990
Series 2005-AR8 2A1A
0.717%, 7/25/45(l)	170,792	157,676
Series 2006-AR3 A1A
1.285%, 2/25/46(l)	178,603	160,674
Series 2007-HY3 1A1
2.106%, 3/25/37(l)	187,486	153,950
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.005%, 12/25/46(l)	317,105	209,067
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-I 1A1
2.782%, 7/25/34(l)	61,862	62,852
Series 2006-AR10 5A6
2.737%, 7/25/36(l)	317,740	297,021
Series 2006-AR12 1A1
2.736%, 9/25/36(l)	164,372	152,714
Series 2006-AR4 1A1
5.828%, 4/25/36(l)	158,409	146,446
Series 2006-AR8 3A2
2.836%, 4/25/36(l)	164,674	154,440
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A2
3.791%, 2/15/44§	495	495
Series 2011-C3 A2
3.240%, 3/15/44§	44,448	44,508
Series 2011-C4 A2
3.454%, 6/15/44§	170,997	171,446

		14,221,850

Total Asset-Backed and Mortgage-Backed Securities		28,413,095

Corporate Bonds (18.6%)
Consumer Discretionary (0.6%)
Hotels, Restaurants & Leisure (0.2%)
Churchill Downs, Inc.
5.375%, 12/15/21	34,000	34,425
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	70,000	72,100

		106,525

Media (0.4%)
CCO Safari II LLC
6.484%, 10/23/45§	90,000	90,909
Charter Communications/CCO Safari III LLC Term Loan
3.500%, 1/20/23	100,000	99,875

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22		$55,000	$51,012
DISH DBS Corp.
6.750%, 6/1/21		35,000	35,700

			277,496

Total Consumer Discretionary			384,021

Consumer Staples (0.5%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46		88,000	90,821
Constellation Brands, Inc.
6.000%, 5/1/22		53,000	58,962
DS Services of America, Inc.
10.000%, 9/1/21§		35,000	39,375

			189,158

Food & Staples Retailing (0.1%)
CVS Health Corp.
4.875%, 7/20/35		70,000	72,765

Food Products (0.1%)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24(b)§		35,000	36,225
TreeHouse Foods, Inc.
6.000%, 2/15/24(b)§		52,000	53,430

			89,655

Total Consumer Staples			351,578

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Boardwalk Pipelines LP
5.750%, 9/15/19		100,000	100,989
BP Capital Markets plc
3.506%, 3/17/25		70,000	67,254
Devon Energy Corp.
5.850%, 12/15/25		20,000	18,666
Enbridge Energy Partners LP
5.875%, 10/15/25		40,000	37,534
Energy Transfer Equity LP
5.500%, 6/1/27		50,000	35,125
Petrobras Global Finance B.V.
3.500%, 2/6/17		100,000	94,767
7.875%, 3/15/19		200,000	171,680
5.750%, 1/20/20		100,000	77,635
Pioneer Natural Resources Co.
4.450%, 1/15/26		40,000	36,494
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, 10/1/22		150,000	126,110
Texas Eastern Transmission LP
2.800%, 10/15/22§		100,000	93,435
Williams Partners LP/ACMP Finance Corp.
6.125%, 7/15/22		40,000	32,610

Total Energy			892,299

Financials (10.4%)
Banks (5.4%)
ABN AMRO Bank N.V.
4.750%, 7/28/25§		200,000	198,827
Bank of America Corp.
3.875%, 8/1/25		600,000	607,129
Barclays Bank plc
7.625%, 11/21/22		200,000	223,160
Barclays plc
3.650%, 3/16/25		75,000	71,767
Capital One Bank USA N.A.
1.150%, 11/21/16		140,000	139,872
CIT Group, Inc.
5.250%, 3/15/18		35,000	36,159
Citigroup, Inc.
1.300%, 11/15/16		175,000	174,967
5.950%, 5/15/25(l)(y)		200,000	197,000
Cooperatieve Rabobank U.A.
8.375%, 7/26/16(l)(m)(y)		100,000	102,048
Credit Agricole S.A.
7.500%, 6/23/26(l)(m)(y)	GBP	100,000	133,599
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		$250,000	243,028
Discover Bank/Greenwood DE
2.000%, 2/21/18		75,000	74,536
HBOS plc
1.303%, 9/30/16(l)		75,000	74,719
HSBC Holdings plc
6.000%, 9/29/23(l)(m)(y)	EUR	200,000	211,243
ICICI Bank Ltd.
6.375%, 4/30/22(l)(m)		$100,000	100,860
JPMorgan Chase & Co.
3.150%, 7/5/16		150,000	151,462
2.550%, 10/29/20		105,000	104,415
3.900%, 7/15/25		175,000	179,083
KBC Bank N.V.
8.000%, 1/25/23(l)(m)		200,000	216,500
Royal Bank of Scotland Group plc
1.875%, 3/31/17		90,000	89,460
7.500%, 8/10/20(l)(y)		100,000	101,750
6.000%, 12/19/23		35,000	37,121
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	85,223
Wells Fargo & Co.
2.600%, 7/22/20		100,000	100,839

			3,654,767

Capital Markets (1.7%)
Goldman Sachs Group, Inc.
1.036%, 3/22/16(l)		350,000	350,034
3.500%, 1/23/25		100,000	98,681
Morgan Stanley
5.550%, 4/27/17		100,000	104,715
5.625%, 9/23/19		200,000	220,025
3.875%, 4/29/24		100,000	101,651
3.875%, 1/27/26		50,000	50,470
UBS AG
7.250%, 2/22/22(l)(m)		200,000	207,000

			1,132,576

Consumer Finance (0.7%)
American Express Credit Corp.
2.800%, 9/19/16		100,000	101,126
Ford Motor Credit Co. LLC
8.000%, 12/15/16		150,000	157,875
3.157%, 8/4/20		200,000	198,431

			457,432

Diversified Financial Services (0.6%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§		18,000	18,135

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America N.A.
5.300%, 3/15/17	$300,000	$311,133
MSCI, Inc.
5.750%, 8/15/25§	35,000	37,012
Shell International Finance B.V.
3.250%, 5/11/25	50,000	47,832

		414,112

Insurance (0.1%)
ZFS Finance USA Trust II
6.450%, 12/15/65(l)§	100,000	99,500

Real Estate Investment Trusts (REITs) (1.9%)
AvalonBay Communities, Inc.
5.750%, 9/15/16	150,000	153,951
DDR Corp.
9.625%, 3/15/16	100,000	100,927
ERP Operating LP
5.125%, 3/15/16	175,000	175,844
HCP, Inc.
6.300%, 9/15/16	200,000	205,792
Reckson Operating Partnership LP
6.000%, 3/31/16	150,000	150,966
Ventas Realty LP
4.125%, 1/15/26	125,000	126,487
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%, 9/17/19§	200,000	200,094
Welltower, Inc.
3.625%, 3/15/16	175,000	175,467

		1,289,528

Total Financials		7,047,915

Health Care (2.0%)
Biotechnology (0.4%)
Amgen, Inc.
2.300%, 6/15/16	125,000	125,580
Biogen, Inc.
3.625%, 9/15/22	55,000	56,343
Celgene Corp.
5.000%, 8/15/45	50,000	50,169
Gilead Sciences, Inc.
4.500%, 2/1/45	50,000	49,143

		281,235

Health Care Equipment & Supplies (0.6%)
BioMed Realty LP
3.850%, 4/15/16	150,000	150,000
Boston Scientific Corp.
3.850%, 5/15/25	100,000	99,497
Hologic, Inc.
5.250%, 7/15/22(b)§	35,000	36,138
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	100,000	97,330

		382,965

Health Care Providers & Services (0.6%)
Centene Escrow Corp.
5.625%, 2/15/21(b)§	85,000	86,381
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	35,000	35,263
DaVita HealthCare Partners, Inc.
5.000%, 5/1/25	100,000	98,380
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24§	50,000	50,250
HCA, Inc.
4.750%, 5/1/23	70,000	70,175
Tenet Healthcare Corp.
4.012%, 6/15/20(l)§	35,000	34,475
6.000%, 10/1/20	17,000	18,020

		392,944

Pharmaceuticals (0.4%)
AbbVie, Inc.
3.600%, 5/14/25	100,000	99,790
4.700%, 5/14/45	75,000	74,287
Actavis Funding SCS
3.800%, 3/15/25	70,000	70,777
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	50,000	44,375
6.125%, 4/15/25§	7,000	6,292

		295,521

Total Health Care		1,352,665

Industrials (1.0%)
Airlines (0.8%)
American Airlines, Inc.
5.250%, 1/31/21	127,204	134,996
Continental Airlines Pass Through Trust
6.648%, 9/15/17	126,228	128,515
Delta Air Lines, Inc.
6.718%, 1/2/23	176,086	199,748
United Airlines, Inc., Class A
9.750%, 1/15/17	64,637	68,354

		531,613

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
7.125%, 9/1/18§	150,000	162,375

Total Industrials		693,988

Information Technology (0.3%)
IT Services (0.1%)
First Data Corp.
5.375%, 8/15/23§	35,000	35,700
5.000%, 1/15/24§	35,000	35,000

		70,700

Semiconductors & Semiconductor Equipment (0.1%)
Avago Technologies, Term Loan B
0.000%, 11/3/22	50,000	49,139

Software (0.1%)
Microsoft Corp.
4.450%, 11/3/45	70,000	71,412

Total Information Technology		191,251

Materials (0.0%)
Containers & Packaging (0.0%)
Berry Plastics Corp.
5.500%, 5/15/22	18,000	17,888
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	17,000	17,022

Total Materials		34,910

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
0.741%, 2/12/16(l)		$100,000	$99,990
4.350%, 6/15/45		75,000	62,103
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, 4/30/21		50,000	51,938
5.125%, 5/1/23§		20,000	20,000
Frontier Communications Corp.
10.500%, 9/15/22§		34,000	33,065
Verizon Communications, Inc.
2.500%, 9/15/16		50,000	50,408
5.150%, 9/15/23		200,000	220,790
4.862%, 8/21/46		125,000	114,781

			653,075

Wireless Telecommunication Services (0.2%)
Sprint Communications, Inc.
9.000%, 11/15/18§		30,000	30,432
Sprint Corp.
7.875%, 9/15/23		35,000	24,938
T-Mobile USA, Inc.
6.250%, 4/1/21		35,000	35,700
6.731%, 4/28/22		35,000	35,744
6.500%, 1/15/26		17,000	17,042

			143,856

Total Telecommunication Services			796,931

Utilities (1.3%)
Electric Utilities (0.7%)
Duke Energy Progress LLC
3.250%, 8/15/25		100,000	102,313
Florida Power & Light Co.
4.050%, 10/1/44		100,000	100,872
Jersey Central Power & Light Co.
5.625%, 5/1/16		100,000	101,014
Northern States Power Co.
4.125%, 5/15/44		100,000	102,472
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	101,872

			508,543

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk
5.125%, 5/16/24§		200,000	195,500

Independent Power and Renewable Electricity Producers (0.1%)
Dynegy, Inc.
5.875%, 6/1/23		60,000	47,700

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	108,102

Total Utilities			859,845

Total Corporate Bonds			12,605,403

Government Securities (23.9%)
Agency CMO (10.9%)
Federal Farm Credit Bank
0.525%, 12/28/16 (l)		$285,000	286,099
0.650%, 5/30/17 (l)		350,000	350,077
Federal Home Loan Mortgage Corp.
0.431%, 4/20/17 (l)		350,000	349,591
Federal National Mortgage Association
0.446%, 7/20/17(l)		350,000	349,897
0.440%, 10/5/17(l)		350,000	349,704
1.451%, 2/25/18		162,367	163,032
2.800%, 3/1/18		166,795	171,150
0.464%, 5/25/18(l)		273,204	272,926
0.433%, 6/25/18(l)		235,566	235,300
0.423%, 9/25/18(l)		186,229	185,956
4.450%, 5/1/19		72,335	78,547
3.790%, 10/1/19		81,695	87,248
4.550%, 10/1/19		77,665	85,264
4.910%, 10/1/19		64,015	70,890
4.520%, 11/1/19		64,444	70,803
3.414%, 10/1/20		83,860	90,064
3.619%, 12/1/20		80,762	87,074
3.766%, 12/1/20		79,809	86,527
1.366%, 7/25/21 IO(l)		1,415,747	79,729
0.516%, 10/25/21(l)		50,157	49,755
3.110%, 2/1/28		115,000	116,294
3.150%, 2/1/28		75,000	76,746
3.259%, 2/1/28		45,000	46,076
3.307%, 3/28/31		115,000	116,096
3.000%, 2/25/46 TBA		1,600,000	1,632,875
Federal National Mortgage Association Multifamily Remic Trust
0.557%, 4/25/20(l)		172,521	172,323
FHLMC Multifamily Structured Pass Through Certificates
1.335%, 4/25/20 IO(l)		914,295	32,799
0.977%, 7/25/20(l)		103,392	103,679
0.623%, 5/25/22(l)		174,879	174,779
0.571%, 6/25/22 IO(l)		1,589,560	33,699
Government National Mortgage Association
2.800%, 1/16/34		141,397	141,893
2.450%, 2/16/39		51,098	51,258
3.992%, 9/16/43		163,092	166,499
3.500%, 3/15/45		978,564	1,032,652

			7,397,301

Foreign Governments (1.6%)
Hellenic Republic Government Bond
3.375%, 7/17/17(m)	EUR	200,000	190,583
3.800%, 8/8/17	JPY	5,000,000	34,950
4.750%, 4/17/19(m)	EUR	100,000	89,307
Republic of Croatia
6.625%, 7/14/20(m)		$100,000	109,000
Republic of Slovenia
5.850%, 5/10/23(m)		300,000	342,662
Romanian Government International Bond
4.875%, 1/22/24(m)		90,000	97,200
United Mexican States
3.500%, 1/21/21		200,000	202,500

			1,066,202

Municipal Bonds (0.4%)
City of New York, General Obligation Bonds Series D
5.985%, 12/1/36		100,000	125,999
New York City Transitional Finance Authority
5.267%, 5/1/27		115,000	135,156

			261,155

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (11.0%)
U.S. Treasury Bond
3.000%, 5/15/45	$200,000	$209,587
U.S. Treasury Notes
0.518%, 10/31/17 (l)	600,000	599,698
1.875%, 10/31/22	3,800,000	3,854,595
0.125%, 7/15/24 TIPS	2,898,666	2,811,480

		7,475,360

Total Government Securities		16,200,018

Total Long-Term Debt Securities (84.3%) (Cost $57,424,005)		57,218,516

SHORT-TERM INVESTMENTS:
Government Securities (16.5%)
Federal Home Loan Bank
0.90%, 2/1/16 (o)(p)	300,000	299,993
0.36%, 2/10/16 (o)(p)	100,000	99,990
0.34%, 2/17/16 (o)(p)	4,600,000	4,599,268
0.33%, 2/19/16 (o)(p)	100,000	99,982
0.33%, 2/23/16 (o)(p)	100,000	99,979
Federal Home Loan Mortgage Corp.
0.33%, 2/22/16 (o)(p)	400,000	399,919
Federal National Mortgage Association
0.60%, 2/2/16 (o)(p)	100,000	99,996
0.37%, 2/8/16 (o)(p)	100,000	99,992
U.S. Treasury Bills
0.14%, 2/4/16 #(p)	2,710,000	2,709,958
0.28%, 4/7/16 #(p)	2,500,000	2,498,717
0.29%, 4/21/16 (p)	180,000	179,882

Total Government Securities		11,187,676

Total Short-Term Investments (16.5%) (Cost $11,188,322)		11,187,676

	Number of Contracts
OPTIONS PURCHASED:
Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.0%)
Deutsche Bank AG
4 years, February 2019 @ 2.90% v. 3 Month LIBOR*	7,600,000	1
JPMorgan Chase & Co.
31 years, September 2016 @ 3.35% v. 3 Month LIBOR*	300,000	1,185
32 years, November 2017 @ 3.75% v. 3 Month LIBOR*	1,500,000	19,498

		20,684

Put Interest Rate Swaptions Purchased Receivable (0.1%)
Credit Suisse
6 years, September 2016 @ 1.50% v. 3 Month LIBOR*	3,500,000	44,938

		65,622

Put Option Purchased (0.0%)
Foreign Exchange Option August 2016 USD versus CNY
(Strike Price: CNY 6.41)*	500,000	1,849

Total Options Purchased (0.1%) (Cost $110,121)		67,471

Total Investments Before Options Written and Securities Sold Short (100.9%) (Cost $68,722,448)		68,473,663

OPTIONS WRITTEN:
Call Options Written (-0.1%)
Euro-Bund
May 2016 @ $163.00*	(1)	(1,094)
Foreign Exchange Option March 2016 EUR versus USD
(Strike Price: USD 1.13)*	(300,000)	(365)
Foreign Exchange Option March 2016 USD versus BRL
(Strike Price: BRL 4.25)*	(10,000)	(118)
Foreign Exchange Option March 2016 USD versus BRL
(Strike Price: BRL 4.25)*	(130,000)	(1,539)
Foreign Exchange Option March 2016 USD versus BRL
(Strike Price: BRL 4.25)*	(160,000)	(1,894)
Foreign Exchange Option April 2016 USD versus CNY
(Strike Price: CNY 7.00)*	(700,000)	(2,578)
Foreign Exchange Option April 2016 USD versus RUB
(Strike Price: RUB 79.00)*	(500,000)	(18,438)
Foreign Exchange Option April 2016 USD versus CNY
(Strike Price: CNY 7.00)*	(700,000)	(3,420)
Foreign Exchange Option August 2016 USD versus CNY
(Strike Price: CNY 6.90)*	(500,000)	(10,519)

		(39,965)

Interest Rate Swaptions Written (-0.1%)
Call Interest Rate Swaptions Written Payable (-0.1%)
Credit Suisse
31 years, September 2016 @ 2.27% v. 3 Month LIBOR*	(800,000)	(37,951)
JPMorgan Chase & Co.
31 years, September 2016 @ 2.25% v. 3 Month LIBOR*	(300,000)	(13,758)

		(51,709)

Put Interest Rate Swaptions Written Receivable (0.0%)
Deutsche Bank AG
3 years, February 2016 @ 2.50% v. 3 Month LIBOR*	(7,900,000)	(1)
JPMorgan Chase & Co.
7 years, November 2017 @ 3.53% v. 3 Month LIBOR*	(6,500,000)	(14,510)

		(14,511)

		(66,220)

Put Options Written (0.0%)
Credit Default Swap Index Option (CDX.NA.IG-25)
February 2016 @ 1.10%*	(900,000)	(836)
February 2016 @ 1.20%*	(100,000)	(39)
April 2016 @ 1.60%*	(500,000)	(426)
April 2016 @ 1.70%*	(100,000)	(61)

		(1,362)

Total Options Written (-0.2%) (Premiums Received $153,023)		(107,547)

Total Investments before Securities Sold Short (100.7%) (Cost $68,569,425)		68,366,116

	Principal Amount
SECURITIES SOLD SHORT:
Agency CMO (-7.8%)
Federal National Mortgage Association
3.500%, 2/25/46 TBA	$(2,000,000)	(2,094,063)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/25/46 TBA	$(3,000,000)	$(3,204,609)

Total Securities Sold Short (-7.8%) (Proceeds Received $5,240,781)		(5,298,672)

Total Investments after Options Written and Securities Sold Short (92.9%) (Cost $63,328,644)		63,067,444
Other Assets Less Liabilities (7.1%)		4,820,310

Net Assets (100%)		$67,887,754

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,982.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2016, the market value of these securities amounted to $6,311,251 or 9.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At January 31, 2016, the market value of these securities amounted to $777,865 or 1.1% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of January 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2016, the market value of these securities amounted to $1,800,002 or 2.7% of net assets.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2016.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2016.

Glossary:

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

RUB — Russian Ruble

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — U.S. Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

At January 31, 2016, the Fund had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 1/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	3	March-16	$377,988	$388,734	$10,746
5 Year U.S. Treasury Notes	14	March-16	1,659,881	1,689,406	29,525
Euro-Bund	6	March-16	1,042,262	1,061,742	19,480

					$59,751

Sales
10 Year U.S. Treasury Notes	1	March-16	$129,592	$129,578	$14
90 Day Eurodollar	7	June-16	1,739,150	1,738,187	963
90 Day Eurodollar	7	September-16	1,736,613	1,737,138	(525)
90 Day Eurodollar	41	December-16	10,155,700	10,166,463	(10,763)
90 Day Eurodollar	7	March-17	1,731,537	1,734,337	(2,800)
Long Gilt Bond	1	March-16	166,662	171,444	(4,782)
U.S. Ultra Bond	4	March-16	644,210	664,750	(20,540)

					$(38,433)

					$21,318

At January 31, 2016, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 2/2/16	Deutsche Bank AG	636	$158,901	$160,616	$(1,715)
Brazilian Real vs. U.S. Dollar, expiring 3/2/16	JPMorgan Chase Bank	85	21,006	20,144	862
British Pound vs. U.S. Dollar, expiring 2/11/16	Bank of America	24	34,198	36,259	(2,061)
European Union Euro vs. U.S. Dollar, expiring 2/11/16	Deutsche Bank AG	158	171,196	171,667	(471)
European Union Euro vs. U.S. Dollar, expiring 2/11/16	JPMorgan Chase Bank	397	430,159	429,792	367
European Union Euro vs. U.S. Dollar, expiring 2/11/16	JPMorgan Chase Bank	567	614,359	619,050	(4,691)
Japanese Yen vs. U.S. Dollar, expiring 2/2/16	JPMorgan Chase Bank	145,200	1,199,355	1,228,156	(28,801)
Japanese Yen vs. U.S. Dollar, expiring 2/12/16	JPMorgan Chase Bank	140,800	1,163,204	1,144,209	18,995
Japanese Yen vs. U.S. Dollar, expiring 4/11/16	Bank of America	100,000	827,542	848,835	(21,293)
Mexican Peso vs. U.S. Dollar, expiring 3/14/16	Bank of America	839	46,117	46,000	117
Mexican Peso vs. U.S. Dollar, expiring 3/14/16	JPMorgan Chase Bank	1,530	84,113	83,000	1,113

					$(37,578)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 2/2/16	JPMorgan Chase Bank	502	$364,455	$355,290	$9,165
Australian Dollar vs. U.S. Dollar, expiring 3/2/16	Bank of America	502	354,672	354,817	(145)

Brazilian Real vs. U.S. Dollar, expiring 2/2/16	Bank of America	551	136,723	137,718	(995)
Brazilian Real vs. U.S. Dollar, expiring 2/2/16	JPMorgan Chase Bank	85	20,308	21,182	(874)
British Pound vs. U.S. Dollar, expiring 2/11/16	Bank of America	5	7,643	7,125	518

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/11/16	Bank of America	10	$14,293	$14,249	$44
British Pound vs. U.S. Dollar, expiring 2/11/16	Bank of America	10	15,046	14,249	797
British Pound vs. U.S. Dollar, expiring 2/11/16	JPMorgan Chase Bank	114	173,009	162,440	10,569
Canadian Dollar vs. U.S. Dollar, expiring 2/11/16	Bank of America	82	61,824	58,533	3,291
Chinese Renminbi vs. U.S. Dollar, expiring 5/24/16	Bank of America	9,892	1,472,400	1,494,137	(21,737)
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Bank of America	1,972	300,000	296,797	3,203
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Deutsche Bank AG	1,313	200,000	197,624	2,376
European Union Euro vs. U.S. Dollar, expiring 2/11/16	Bank of America	12	12,891	13,002	(111)
European Union Euro vs. U.S. Dollar, expiring 2/11/16	Bank of America	384	418,880	416,073	2,807
European Union Euro vs. U.S. Dollar, expiring 2/11/16	Bank of America	199	212,795	215,621	(2,826)
European Union Euro vs. U.S. Dollar, expiring 2/11/16	JPMorgan Chase Bank	33	35,370	35,756	(386)
European Union Euro vs. U.S. Dollar, expiring 2/11/16	JPMorgan Chase Bank	1,107	1,190,158	1,199,461	(9,303)
Japanese Yen vs. U.S. Dollar, expiring 2/2/16	JPMorgan Chase Bank	145,200	1,200,618	1,199,356	1,262
Japanese Yen vs. U.S. Dollar, expiring 3/2/16	JPMorgan Chase Bank	145,200	1,228,729	1,199,953	28,776
Japanese Yen vs. U.S. Dollar, expiring 4/11/16	JPMorgan Chase Bank	100,000	849,401	827,542	21,859
Taiwan Dollar vs. U.S. Dollar, expiring 2/26/16	JPMorgan Chase Bank	8,502	260,759	255,040	5,719

					$54,009

					$16,431

Options Written:

Options written for the three months ended January 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - November 1, 2015	21,326,000	$160,261
Options Written	5,800,003	39,973
Options Terminated in Closing Purchase Transactions	(7,026,002)	(47,211)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – January 31, 2016	20,100,001	$153,023

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

Inflation-Linked Swaps

	Rates Exchange
Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received(Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
Deutsche Bank AG	0.74%	1 month HICPXT Index	EUR	2,200,000	1/26/20	$17,809	$(40,982)	$(23,173)
Deutsche Bank AG	1 month UK-RPI	3.30%	GBP	420,000	11/15/30	(705)	22,542	21,837

						$17,104	$(18,440)	$(1,336)

Glossary:

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

UK-RPI — United Kingdom Retail Price Index

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/16	Unrealized Appreciation/ (Depreciation)	Market Value
Bank of America	Volkswagen International Finance N.V.	1%	EUR	100,000	$(466)	12/20/16	1.479%	$121	$(345)

Centrally Cleared Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/16	Unrealized Appreciation/ (Depreciation)	Market Value
Credit Suisse	CDX North America High Yield Index	5%	$100,000	$(133)	12/20/20	5.037%	$537	$404
Credit Suisse	CDX North America High Yield Index	5	100,000	28	12/20/20	5.037	376	404
Morgan Stanley	CDX North America Investment Grade Index	1	300,000	730	12/20/20	1.011	(549)	181
Credit Suisse	CDX North America High Yield Index	5	100,000	1,239	12/20/20	5.037	(834)	405
Morgan Stanley	CDX North America Investment Grade Index	1	2,200,000	19,173	12/20/20	1.011	(17,848)	1,325
Credit Suisse	CDX North America High Yield Index	5	100,000	1,738	12/20/20	5.037	(1,333)	405
Morgan Stanley	CDX North America Investment Grade Index	1	400,000	3,728	12/20/20	1.011	(3,488)	240
Credit Suisse	CDX North America High Yield Index	5	400,000	9,598	12/20/20	5.037	(7,981)	1,617
Credit Suisse	CDX North America High Yield Index	5	100,000	1,955	12/20/20	5.037	(1,550)	405
Morgan Stanley	CDX North America Investment Grade Index	1	200,000	1,612	12/20/20	1.011	(1,492)	120
Credit Suisse	CDX North America High Yield Index	5	100,000	1,834	12/20/20	5.037	(1,429)	405

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/16	Unrealized Appreciation/ (Depreciation)	Market Value
Morgan Stanley	CDX North America Investment Grade Index	1	$1,000,000	$7,637	12/20/20	1.011	$(7,034)	$603
Morgan Stanley	CDX North America Investment Grade Index	1	300,000	2,092	12/20/20	1.011	(1,912)	180
Morgan Stanley	CDX North America Investment Grade Index	1	200,000	1,743	12/20/20	1.011	(1,623)	120
Morgan Stanley	CDX North America Investment Grade Index	1	400,000	3,675	12/20/20	1.011	(3,434)	241
Credit Suisse	CDX North America High Yield Index	5	100,000	2,554	12/20/20	5.037	(2,149)	405
Morgan Stanley	CDX North America Investment Grade Index	1	300,000	2,748	12/20/20	1.011	(2,568)	180
Credit Suisse	CDX North America High Yield Index	5	100,000	2,883	12/20/20	5.037	(2,479)	404
Morgan Stanley	CDX North America Investment Grade Index	1	300,000	3,116	12/20/20	1.011	(2,935)	181
Credit Suisse	CDX North America High Yield Index	5	100,000	2,671	12/20/20	5.037	(2,267)	404
Morgan Stanley	CDX North America Investment Grade Index	1	1,900,000	16,322	12/20/20	1.011	(15,176)	1,146
Credit Suisse	CDX North America High Yield Index	5	100,000	(1,344)	12/20/20	5.037	1,749	405
Credit Suisse	CDX North America High Yield Index	5	100,000	370	12/20/20	5.037	34	404
Credit Suisse	CDX North America High Yield Index	5	100,000	29	12/20/20	5.037	375	404
Credit Suisse	CDX North America High Yield Index	5	100,000	(15)	12/20/20	5.037	420	405
Credit Suisse	CDX North America High Yield Index	5	100,000	843	12/20/20	5.037	(439)	404
Credit Suisse	CDX North America High Yield Index	5	100,000	921	12/20/20	5.037	(516)	405
Credit Suisse	CDX North America High Yield Index	5	100,000	325	12/20/20	5.037	80	405
Credit Suisse	CDX North America High Yield Index	5	100,000	(891)	12/20/20	5.037	1,296	405
Morgan Stanley	CDX North America Investment Grade Index	1	600,000	(2,256)	12/20/20	1.011	2,618	362
Morgan Stanley	CDX North America Investment Grade Index	1	1,800,000	(10,339)	12/20/20	1.011	11,424	1,085

Morgan Stanley	CDX North America Investment Grade Index	1	200,000	928	12/20/20	1.011	(808)	120
Morgan Stanley	CDX North America Investment Grade Index	1	1,800,000	(10,442)	12/20/20	1.011	11,527	1,085
Morgan Stanley	CDX North America Investment Grade Index	1	100,000	231	12/20/20	1.011	(171)	60

				$65,303			$(49,579)	$15,724

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Bank of America	1 Day CDI	12.230%	BRL	6,275,754	1/4/21	$25,865	$(350,506)	$(324,641)
Credit Suisse	1 Day CDI	12.560%		445,947	1/4/21	(92)	(20,254)	(20,346)
Deutsche Bank AG	1 Day CDI	15.500%		5,551,873	1/2/18	(6,843)	22,386	15,543
Deutsche Bank AG	1 Day CDI	12.600%		2,423,314	1/4/21	197	(101,212)	(101,015)
Deutsche Bank AG	1 Day CDI	12.810%		149,796	1/4/21	(63)	(6,093)	(6,156)
JP Morgan	16.305%	1 Day CDI		298,021	1/2/18	—	(1,578)	(1,578)

						$19,064	$(457,257)	$(438,193)

Glossary:

CDI — Interbank Certificate of Deposit

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Credit Suisse	2.250% semi-annually	6 month LIBOR semi-annually	GBP	100,000	3/16/46	$(8,572)	$(6,419)	$(14,991)
Goldman Sachs & Co.	2.250% semi-annually	3 month LIBOR quarterly		$100,000	12/16/22	(1,501)	(3,490)	(4,991)
Goldman Sachs & Co.	2.750% semi-annually	3 month LIBOR quarterly		200,000	12/16/45	(1,317)	(19,778)	(21,095)
Goldman Sachs & Co.	2.750% semi-annually	3 month LIBOR quarterly		200,000	12/16/45	(3,085)	(18,010)	(21,095)
Goldman Sachs & Co.	2.750% semi-annually	3 month LIBOR quarterly		300,000	12/16/45	(7,803)	(23,841)	(31,644)
Goldman Sachs & Co.	2.750% semi-annually	3 month LIBOR quarterly		150,000	12/16/45	(4,226)	(11,596)	(15,822)
Goldman Sachs & Co.	2.250% semi-annually	3 month LIBOR quarterly		600,000	12/16/22	(365)	(29,576)	(29,941)
Goldman Sachs & Co.	2.250% semi-annually	3 month LIBOR quarterly		200,000	12/16/22	(2,993)	(6,988)	(9,981)
Goldman Sachs & Co.	2.500% semi-annually	3 month LIBOR quarterly		400,000	6/15/46	(4,097)	(12,098)	(16,195)
Goldman Sachs & Co.	2.250% semi-annually	3 month LIBOR quarterly		200,000	12/16/22	(2,904)	(7,077)	(9,981)
Morgan Stanley	2.000% semi-annually	6 month LIBOR semi-annually	GBP	400,000	3/18/22	(5,401)	(21,777)	(27,178)
UBS AG	2.500% semi-annually	3 month LIBOR quarterly		$100,000	6/15/46	(3,849)	(2)	(3,851)
UBS AG	2.300% semi-annually	3 month LIBOR quarterly		700,000	12/3/25	—	(34,505)	(34,505)
UBS AG	4 Week TIIE monthly	5.780% monthly	MXN	7,500,000	9/29/22	515	5,973	6,488
UBS AG	4 Week TIIE monthly	5.780% monthly		3,000,000	10/6/22	374	2,394	2,768
UBS AG	4 Week TIIE monthly	5.780% monthly		500,000	10/6/22	77	384	461
UBS AG	2.500% semi-annually	3 month LIBOR quarterly		$150,000	6/15/46	(1,448)	(4,625)	(6,073)
UBS AG	2.250% semi-annually	3 month LIBOR quarterly		400,000	6/15/26	3,448	(17,013)	(13,565)
UBS AG	1.250% semi-annually	3 month LIBOR quarterly		11,200,000	6/15/18	19,993	(85,503)	(65,510)
UBS AG	2.250% semi-annually	3 month LIBOR quarterly		2,800,000	6/15/26	15,324	(110,280)	(94,956)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
UBS AG	2.750% semi-annually	3 month LIBOR quarterly		$200,000	12/16/45	$(1,835)	$(19,260)	$(21,095)
UBS AG	2.750% semi-annually	3 month LIBOR quarterly		200,000	12/16/45	(986)	(20,109)	(21,095)
UBS AG	2.750% semi-annually	3 month LIBOR quarterly		100,000	12/16/45	576	(11,124)	(10,548)
UBS AG	4 Week TIIE monthly	5.680% monthly	MXN	10,600,000	11/9/21	282	11,751	12,033
UBS AG	1.750% semi-annually	3 month LIBOR quarterly		$7,000,000	12/16/18	(55,651)	(108,262)	(163,913)
UBS AG	2.750% semi-annually	3 month LIBOR quarterly		200,000	12/16/45	(1,230)	(19,865)	(21,095)
UBS AG	2.250% semi-annually	3 month LIBOR quarterly		1,400,000	12/16/22	(31,805)	(38,058)	(69,863)
UBS AG	2.250% semi-annually	3 month LIBOR quarterly		300,000	12/16/22	(6,911)	(8,060)	(14,971)
UBS AG	1.750% semi-annually	3 month LIBOR quarterly		600,000	12/14/17	(3,786)	(975)	(4,761)
UBS AG	3 month LIBOR quarterly	2.000% semi-annually		700,000	12/16/20	12,016	13,503	25,519
UBS AG	3 month LIBOR quarterly	2.000% semi-annually		700,000	12/16/20	16,639	8,880	25,519

						$(80,521)	$(595,406)	$(675,927)

Glossary:

LIBOR — London Interbank Offered Rate

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$14,191,245	$—	$14,191,245
Non-Agency CMO	—	14,221,850	—	14,221,850
Centrally Cleared Credit Default Swaps	—	30,436	—	30,436
Centrally Cleared Interest Rate Swaps	—	42,885	—	42,885
Corporate Bonds
Consumer Discretionary	—	384,021	—	384,021
Consumer Staples	—	351,578	—	351,578
Energy	—	892,299	—	892,299
Financials	—	7,047,915	—	7,047,915
Health Care	—	1,352,665	—	1,352,665
Industrials	—	693,988	—	693,988
Information Technology	—	191,251	—	191,251
Materials	—	34,910	—	34,910
Telecommunication Services	—	796,931	—	796,931
Utilities	—	859,845	—	859,845
Credit Default Swaps	—	121	—	121
Forward Currency Contracts	—	111,840	—	111,840
Futures	60,728	—	—	60,728
Government Securities
Agency CMO	—	7,397,301	—	7,397,301
Foreign Governments	—	1,066,202	—	1,066,202
Municipal Bonds	—	261,155	—	261,155
U.S. Treasuries	—	7,475,360	—	7,475,360
Inflation-linked Swaps	—	22,542	—	22,542
Interest Rate Swaps	—	22,386	—	22,386
Options Purchased
Interest Rate Swaptions Purchased	—	65,622	—	65,622
Put Options Purchased	—	1,849	—	1,849
Short-Term Investments	—	11,187,676	—	11,187,676

Total Assets	$60,728	$68,703,873	$—	$68,764,601

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(80,015)	$—	$(80,015)
Centrally Cleared Interest Rate Swaps	—	(638,291)	—	(638,291)
Forward Currency Contracts	—	(95,409)	—	(95,409)
Futures	(39,410)	—	—	(39,410)
Government Securities
Agency CMO	—	(5,298,672)	—	(5,298,672)
Inflation-linked Swaps	—	(40,982)	—	(40,982)
Interest Rate Swaps	—	(479,643)	—	(479,643)
Options Written
Call Options Written	(1,094)	(38,871)	—	(39,965)
Interest Rate Swaptions Written	—	(66,220)	—	(66,220)
Put Options Written	—	(1,362)	—	(1,362)

Total Liabilities	$(40,504)	$(6,739,465)	$—	$(6,779,969)

Total	$20,224	$61,964,408	$—	$61,984,632

(a)	A security with a market value of $158,826 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended January 31, 2016.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2016 (Unaudited)

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,537
Aggregate gross unrealized depreciation	(661,059)

Net unrealized depreciation	$(249,522)

Federal income tax cost of investments	$68,723,185

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the 1290 Funds’ (the “Trust”) Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2016 is included in the Portfolios of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s net asset value (“NAV”).

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on January 31, 2016 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value Fund	$341,904	7.5%
1290 Global Equity Managers Fund	13,430,052	52.0
1290 SmartBeta Equity Fund	3,406,122	34.4

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 29, 2016

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
March 29, 2016